           As filed with the Securities and Exchange Commission on July 18, 2007
                                                     1933 Act File No. 333-30810
                                                      1940 Act File No. 811-9819

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         Post-Effective Amendment No. 25                     [X]

                                       and

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                     OF 1940                                 [X]

                                Amendment No. 26                             [X]

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                   P.O. BOX 5049, BOSTON, MASSACHUSETTS 02206
                    (Address of Principal Executive Offices)

                                 (617) 662-0835
                         (Registrant's Telephone Number)

                         Tim Walsh, Assistant Secretary
                       State Street Bank and Trust Company
                        2 Avenue de Lafayette, 6th Floor
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Timothy W. Diggins, Esq.
                                Ropes & Gray LLP
                             One International Place
                        Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)

[ ]  On (date) pursuant to paragraph (b)

[ ]  On (date) pursuant to paragraph (a)(1) of Rule 485.

[ ]  On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                  P.O. BOX 5049
                           BOSTON, MASSACHUSETTS 02206

                                   ----------

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
                 STATE STREET U.S. GOVERNMENT MONEY MARKET FUND
                           STATE STREET TREASURY FUND
                         STATE STREET TREASURY PLUS FUND
                                 [PREMIUM CLASS]

                                   ----------

                         PROSPECTUS DATED _______, 2007

                                   ----------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET INSTITUTIONAL LIQUID RESERVES FUND, THE STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND, THE STATE STREET U.S. GOVERNMENT MONEY MARKET FUND, THE STATE STREET TREASURY FUND AND THE STATE STREET TREASURY PLUS FUND (INDIVIDUALLY A "FUND',' COLLECTIVELY THE "FUNDS") IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

EACH FUND OFFERS TWO CLASSES OF SHARES: PREMIUM CLASS AND INVESTMENT CLASS. THIS PROSPECTUS COVERS ONLY THE PREMIUM CLASS.

INTRODUCTION

     Each Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser"), a subsidiary of State Street Corporation, is the investment adviser to each Fund and to the respective State Street Master Funds portfolio in which each Fund invests.

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

     The State Street Institutional Liquid Reserves Fund's (the "ILR Fund") investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"). The Fund invests in dollar denominated securities. There is no guarantee the ILR Fund will be able to maintain a stable net asset value per share, and you could lose money by investing in the ILR Fund.

PRINCIPAL INVESTMENT STRATEGIES

     The ILR Fund is a money market fund that seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Money Market Portfolio (the "Money Market Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the ILR Fund. In reviewing the investment objective and strategies of the ILR Fund below, you should assume that the investment objective and strategies of the Money Market Portfolio are the same in all material respects as those of the ILR Fund and that, so long as the ILR Fund has invested its assets in the Money Market Portfolio, the descriptions below of the ILR Fund's investment strategies and risks should be read as also applicable to the Money Market Portfolio.

     The ILR Fund attempts to meet its investment objective by investing in high quality money market instruments. Such instruments include: (1) U.S. Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities; (3) instruments of U.S. and foreign banks, including certificates of deposit, bankers' acceptances and time deposits, including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of U.S. and foreign companies; (5) asset-backed securities; (6) corporate obligations of U.S. and foreign companies; (7) variable and floating rate notes; and (8) repurchase agreements.

     Normally, the ILR Fund intends to invest more than 25% of its total assets in bank obligations.

     Quality of Securities. The ILR Fund will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the SEC rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The ILR Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary. Investing in short-term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect the ILR Fund's price or yield.

     The Adviser bases its decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market. There are risks associated with these instruments, which are summarized below.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     - Money Market Risk. The risk that the ILR Fund will not be able to maintain a NAV per share of $1.00 at all times. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - Interest Rate Risk. Interest rate increases can cause prices of a debt security to decrease. In addition, if a security is prepaid in a period of falling interest rates, the ILR Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.

     - Credit/Default Risk. Credit/default risk is the risk that an issuer or guarantor of a fixed-income security held by the ILR Fund may default on its obligation.

     - U.S. Government Securities Risk. Securities issued or guaranteed by certain agencies and instrumentalities of the US government are not supported by the full faith and credit of the United States. For example, mortgage-backed bonds issued by Fannie Mae or Freddie Mac are backed only by the credit of those issuers.

     - Foreign Investment Risk. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. Investments in foreign countries may also be subject to foreign withholding taxes. Foreign securities or securities denominated in foreign currencies may be adversely affected by changes in currency exchange rates.

     - Banking Industry Risk. Because the ILR Fund may concentrate more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on the ILR Fund than on a mutual fund that invests more broadly. For instance, if the banking industry suffers a setback, the ILR Fund may perform worse than if the ILR Fund were more diversified across numerous industries. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.

     - Repurchase Agreement Risk. A repurchase agreement allows the ILR Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the ILR Fund could lose money.

     - Management Strategy Risk. A strategy used by the Adviser may fail to produce the intended results.

     - Fixed-Income Securities Risk. The risks of fixed-income securities include, but are not limited to, interest rate risk, credit risk and call/ extension risk. Credit risk involves the risk that the issuer could default on its obligations, and the ILR Fund will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans, mortgage-backed securities and asset-backed securities.

     - Liquidity Risk. Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the ILR Fund to dispose of such securities at advantageous prices may be greatly limited, and the ILR Fund may have to continue to hold such securities during periods when the Adviser would otherwise have sold them. Some securities held by the ILR Fund may be restricted as to resale, and there is often no ready market for such securities. Illiquid securities may be more difficult to value than other securities.

PERFORMANCE INFORMATION.

     The bar chart and table below show the performance of the ILR Fund during the ILR Fund's complete calendar years since inception. The table below also shows the performance of the ILR Fund over various periods of time since its inception on August 12, 2004. Please keep in mind that past performance does not necessarily indicate how the ILR Fund will perform in the future.

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
             TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31*

BAR CHART:

2005:   3.19%
2006:   5.07%

     During the period shown in the bar chart, the highest return for a quarter was ___% (quarter ended [_____]) and the lowest return for a quarter was ___% (quarter ended [_____]).

                          AVERAGE ANNUAL TOTAL RETURN*

                                                         SINCE THE INCEPTION
                                        PAST 1-YEAR        DATE OF THE FUND
                                      (PERIOD ENDED           ANNUALIZED
                                    DECEMBER 31, 2006)    (AUGUST 12, 2004)
                                    ------------------   -------------------
State Street Institutional Liquid
   Reserves Fund ................          5.07%                3.73%

----------
* Certain expenses incurred by the ILR Fund were reimbursed during the period. Without the reimbursement of some expenses, total returns would be lower.

     Please call (877) 521-4083 for the ILR Fund's current 7-day yield.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Premium Class of the ILR Fund. As a shareholder in the Money Market Portfolio, the ILR Fund bears its ratable share of the Money Market Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the ILR Fund and the Money Market Portfolio.

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees*.......................   [0.10]%
Other Expenses**.......................    0.[_]%
                                          ------
Total Annual Fund Operating Expenses...    0.[_]%
                                          ======
Less Waivers and Reimbursement***......   (0.[_])%
                                          ------
Net Expenses***........................    0.[_]%
                                          ======

----------
* This fee is the investment advisory fee paid by the Money Market Portfolio to the Adviser and, due to the agreement to waive fees and/or reimburse expenses currently in place, also represents the total annual net operating expenses of the Money Market Portfolio. The Adviser has contractually agreed to waive fees and/or reimburse expenses of the Money Market Portfolio to keep the total annual operating expenses of the Money Market Portfolio at 0.10% through November 1, 2008. Without the effects of such contractual limitation, the total annual operating expenses of the Money Market Portfolio would have been 0.[_]% for the last fiscal year.

**   "Other Expenses" include expenses such as shareholder servicing fees.

*** The Adviser has contractually agreed to cap the total operating expenses (not including the pass-through expenses of the Money Market Portfolio) at 0.05% (on an annualized basis) of the ILR Fund's average daily net assets until November 1, 2008. In addition, the Adviser has voluntarily agreed to cap the total operating expenses (not including the pass-through expenses of the Money Market Portfolio) at 0.02% (on an annualized basis), reducing total net operating expenses from 0.15% to 0.12%. This voluntary expense limitation may be revised or canceled at any time without notice.

     Example: This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the ILR Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Net Expenses of the ILR Fund shown in the table above apply through the first year of investment and after that date the Total Annual ILR Fund Operating Expenses of the ILR Fund shown in the table above apply. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$[___]   $[____]   $[____]   $[_____]

              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

     The State Street Institutional Tax Free Money Market Fund's (the "Tax Free Money Market Fund") investment objective is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"). There is no guarantee the Tax Free Money Market Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Tax Free Money Market Fund.

PRINCIPAL INVESTMENT STRATEGIES

     The Tax Free Money Market Fund is a money market fund that seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Tax Free Money Market Portfolio (the "Tax Free Money Market Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the Tax Free Money Market Fund. In reviewing the investment objective and strategies of the Tax Free Money Market Fund below, you should assume that the investment objective and strategies of the Tax Free Money Market Portfolio are the same in all material respects as those of the Tax Free Money Market Fund and that, so long as the Tax Free Money Market Fund has invested its assets in the Tax Free Money Market Portfolio, the descriptions below of the Tax Free Money Market Fund's investment strategies and risks should be read as also applicable to the Tax Free Money Market Portfolio.

     The Tax Free Money Market Fund has a fundamental policy of investing at least 80% of its net assets under normal market conditions in municipal securities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax, including the alternative minimum tax. These securities are issued by states, municipalities and their political subdivisions and agencies, instrumentalities and other governmental units, and certain territories and possessions of the United States. Investments may include general obligation bonds and notes, revenue bonds and notes, commercial paper, private placements, tender option bonds, private activity bonds, industrial development bonds and municipal lease contracts. Securities purchased may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Tax Free Money Market Fund may buy or sell securities on a when-issued or forward commitment basis.

     The Tax Free Money Market Fund may invest up to 20% of its assets in federally taxable money market instruments including securities issued by or guaranteed by the US government or its agencies or instrumentalities, certificates of deposit, commercial paper and repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE TAX FREE MONEY MARKET FUND

- Credit/Default Risk. Credit/default risk is the risk that an issuer or guarantor of a fixed-income security held by the Tax Free Money Market Fund may default on its obligation

- Interest Rate Risk. Interest rate increases can cause prices of a debt security to decrease. In addition, if a security is prepaid in a period of falling interest rates, the Tax Free Money Market Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.

- Liquidity Risk. Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Tax Free Money Market Fund to dispose of such securities at advantageous prices may be greatly limited, and the Tax Free Money Market Fund may have to continue to hold such securities during periods when the Adviser would otherwise have sold them. Some securities held by the Tax Free Money Market Fund may be restricted as to resale, and there is often no ready market for such securities. Illiquid securities may be more difficult to value than other securities.

- Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Tax Free Money Market Fund that operates in a master/feeder structure pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "master fund") with substantially the same investment objectives, policies and restrictions as the Tax Free Money Market Fund. The ability of the Tax Free Money Market Fund to meet its investment objective is directly related to the ability of the master fund to meet its objective. The ability of the master fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the master fund. The Adviser of the Tax Free Money Market Fund may also serve as investment adviser to the master fund. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the funds and the master fund. If a situation arises that may result in a conflict, the Trustees and officers of the funds will carefully analyze the situation and take all necessary steps to minimize or eliminate the potential conflicts.

- Money Market Risk. The risk that the Tax Free Money Market Fund will not be able to maintain a NAV per share of $1.00 at all times. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

- Municipal Obligations Risk. Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. These investments may be more adversely impacted by changes in tax rates and policies than taxable investments. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Tax Free Money Market Fund's ability to acquire and dispose of municipal securities at desirable yield and price levels. For instance, legislative proposals are introduced from time to time to restrict or eliminate the federal income tax exemption for municipal obligations interest. If such legislation is adopted, the Board of Trustees may re-evaluate the Tax Free Money Market Fund's investment objective and may submit possible changes in the structure of the fund to its shareholders if shareholder approval is required. Municipal obligations include revenue obligations. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. The Tax Free Money Market Fund's policy to invest in municipal debt obligations will subject the Tax Free Money Market Fund to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of concentration, to a greater extent than if the fund were able to invest in all types of debt obligations. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset can be negatively affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project. If the Internal Revenue Service determines the issuer of a municipal security has not complied with applicable tax requirements, interests from the security could become taxable and the security could decline in value. Municipal obligations may also be subject to call risk and extension risk.

- New Fund Risk. Neither the Tax Free Money Market Fund nor the master fund may grow to or maintain an economically viable size, in which case management of the Tax Free Money Market Fund or the master fund may determine to liquidate the Tax Free Money Market Fund or the master fund at a time that may not be opportune for shareholders.

          TEMPORARY DEFENSIVE POSITION

- Defensive Strategies. From time to time, for temporary defensive purposes, the Tax Free Money Market Fund may invest in taxable short-term investments. Dividends paid by the Tax Free Money Market Fund that are attributable to income earned by the Tax Free Money Market Fund from these instruments will be taxable to investors. This temporary defensive strategy may be inconsistent with the Tax Free Money Market Fund's principal investment strategy and the Tax Free Money Market Fund may not achieve its investment objective.

PERFORMANCE INFORMATION

          Performance information for the Tax Free Money Market Fund is not provided because the Tax Free Money Market Fund has not been in operation for a full calendar year as of the date of this Prospectus.

FEES AND EXPENSES

     The following table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Premium Class of the Tax Free Money Market Fund. As a shareholder in the Portfolio, the Tax Free Money Market Fund bears its ratable share of the Tax Free Money Market Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the estimated expenses of both the Tax Free Money Market Fund and the Tax Free Money Market Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees*.....................................................   [0.10]%
Other Expenses**.....................................................    0.[_]%
                                                                        ------
Total Annual Fund Operating Expenses.................................    0.[_]%
                                                                        ======
Less Waivers and Reimbursement***....................................   (0.[_])%
                                                                        ------
Net Expenses***......................................................    0.[_]%
                                                                        ======

----------
* This fee is the investment advisory fee paid by the Tax Free Money Market Portfolio to the Adviser and, due to the agreement to waive fees and/or reimburse expenses currently in place, also represents the total annual net operating expenses of the Tax Free Money Market Portfolio. The Adviser has contractually agreed to waive fees and/or reimburse expenses of the Tax Free Money Market Portfolio to keep the total annual operating expenses of the Tax Free Money Market Portfolio at 0.10% through November 1, 2008. This fee represents the total estimated expenses of the corresponding Portfolio of the State Street Master Funds.

** "Other Expenses" include expenses such as shareholder servicing fees. Other Expenses are based on estimated amounts for the current fiscal year.

*** The Adviser has contractually agreed to cap the total operating expenses (not including the pass-through expenses of the Tax Free Money Market Portfolio) at 0.05% (on an annualized basis) of the Tax Free Money Market Fund's average daily net assets until November 1, 2008. In addition, the Adviser has voluntarily agreed to cap the total operating expenses (not including the pass-through expenses of the Tax Free Money Market Portfolio) at 0.02% (on an annualized basis), reducing total net operating expenses from 0.15% to 0.12%. This voluntary expense limitation may be revised or canceled at any time without notice.

Example: This Example is intended to help you compare the cost of investing in the Tax Free Money Market Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in the Tax Free Money Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Tax Free Money Market Fund's operating expenses remain the same and that the Adviser's contractual expense limitation is in effect for year one. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 year   3 years
------   -------
$[___]   $[____]

                 STATE STREET U.S. GOVERNMENT MONEY MARKET FUND

     The State Street U.S. Government Money Market Fund's (the U.S. Government Money Market Fund") investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"). The Fund invests in obligations of the U.S. government or its instrumentalities with remaining maturities of one year or less. There is no guarantee the U.S. Government Money Market Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the U.S. Government Money Market Fund.

PRINCIPAL INVESTMENT STRATEGIES

     The U.S. Government Money Market Fund is a money market fund that seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio (the "U.S. Government Money Market Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the U.S. Government Money Market Fund. In reviewing the investment objective and strategies of the U.S. Government Money Market Fund below, you should assume that the investment objective and strategies of the U.S. Government Money Market Portfolio are the same in all material respects as those of the U.S. Government Money Market Fund and that, so long as the U.S. Government Money Market Fund has invested its assets in the U.S. Government Money Market Portfolio, the descriptions below of the U.S. Government Money Market Fund's investment strategies and risks should be read as also applicable to the U.S. Government Money Market Portfolio.

     The U.S. Government Money Market Fund attempts to meet its investment objective by investing under normal circumstances substantially all of its assets (either on its own or as part of a master-feeder structure) in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities ("U.S. government securities") or in repurchase agreements with respect to U.S. government securities, but in no event will it invest less than 80% of its total assets in U.S. government securities under normal market conditions. Shareholders will receive 60 days notice prior to changing the 80% investment policy. The Adviser bases its investment decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market. There are risks associated with these instruments, which are summarized below.

     A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The U.S. Government Money Market Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary. Investing in short-term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect the U.S. Government Money Market Fund's price or yield.

PRINCIPAL RISKS OF INVESTING IN THE U.S. GOVERNMENT MONEY MARKET FUND

- Money Market Risk. The U.S. Government Money Market Fund may not be able to maintain a NAV per share of $1.00 at all times. Although the U.S. Government Money Market Fund seeks to maintain a constant NAV of $1.00 per share, the U.S. Government Money Market Fund may not be able to do so at all times, and it is possible for you to lose money by investing in the U.S. Government Money Market Fund. An investment in the U.S. Government Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

- Interest Rate Risk. During periods of rising interest rates, the U.S. Government Money Market Fund's yield may tend to be lower than prevailing market rates; in periods of falling interest rates, the U.S. Government Money Market Fund's yield may be higher than prevailing market rates.

- U.S. Government Securities Risk. Although securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

- Management Strategy Risk. A strategy used by the Adviser may fail to produce the intended results.

- Liquidity Risk. The U.S. Government Money Market Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

- Fixed-Income Securities Risk. The risks of fixed-income securities include, but are not limited to, interest rate risk, credit risk and call/extension risk. Credit risk involves the risk that the issuer could default on its obligations, and the U.S. Government Money Market Fund will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans, mortgage-backed securities and asset-backed securities.

- Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the U.S. Government Money Market Fund that operates in a master/feeder structure pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "master fund") with substantially the same investment objectives, policies and restrictions as the U.S. Government Money Market Fund. The ability of the U.S. Government Money Market Fund to meet its investment objective is directly related to the ability of the master fund to meet its objective. The ability of the master fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the master fund. The Adviser of the U.S. Government Money Market Fund may also serve as investment adviser to the master fund. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the funds and the master fund. If a situation arises that may result in a conflict, the Trustees and officers of the funds will carefully analyze the situation and take all necessary steps to minimize or eliminate the potential conflicts.

- New Fund Risk. Neither the U.S. Government Money Market Fund nor the master fund may grow to or maintain an economically viable size, in which case management of the U.S. Government Money Market Fund or the master fund may determine to liquidate the U.S. Government Money Market Fund or the master fund at a time that may not be opportune for shareholders.

PERFORMANCE INFORMATION

     Performance information for the U.S. Government Money Market Fund has been omitted because the U.S. Government Money Market Fund has not commenced operations as of the date of this Prospectus.

FEES AND EXPENSES

     The following table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Premium Class of the U.S. Government Money Market Fund. As a shareholder in the Portfolio, the U.S. Government Money Market Fund bears its ratable share of the U.S. Government Money Market Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the U.S. Government Money Market Fund and the U.S. Government Money Market Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees*.......................................................  [0.10]%
Other Expenses**.......................................................   0.[_]%
                                                                         ------
Total Annual Fund Operating Expenses...................................   0.[_]%
                                                                         ======

----------
* This fee is the investment advisory fee paid by the U.S. Government Money Market Portfolio to the Adviser. This fee represents the total estimated expenses of the corresponding Portfolio of the State Street Master Funds.

** "Other Expenses" include expenses such as shareholder servicing fees. Other Expenses are based on estimated amounts for the current fiscal year.

     Example: This Example is intended to help you compare the cost of investing in the U.S. Government Money Market Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the U.S. Government Money Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Government Money Market Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
$[___]   $[____]

                           STATE STREET TREASURY FUND

     The State Street Treasury Fund's (the "Treasury Fund") investment objective is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"). The Fund invests in obligations of the U.S. Treasury with remaining dollar weighted average maturities of sixty days or less. There is no guarantee the Treasury Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Treasury Fund.

PRINCIPAL INVESTMENT STRATEGIES

     The State Street Treasury Fund (the "Treasury Fund") is a money market fund that seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Treasury Portfolio (the "Treasury Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the Treasury Fund. In reviewing the investment objective and strategies of the Treasury Fund below, you should assume that the investment objective and strategies of the Treasury Portfolio are the same in all material respects as those of the Treasury Fund and that, so long as the Treasury Fund has invested its assets in the Portfolio, the descriptions below of the Treasury Fund's investment strategies and risks should be read as also applicable to the Treasury Portfolio.

     The Treasury Fund attempts to meet its investment objective by investing in U.S. Treasury securities with maturities of 397 calendar days or less. The Treasury Fund will invest exclusively in direct obligations of the U.S. Treasury. Such obligations include U.S. Treasury bills, notes and bonds. The Treasury Fund will also invest in other mutual funds, subject to regulatory limitations, that invest exclusively in such obligations.

     Quality of Securities. The Treasury Fund will limit its portfolio investments in U.S. Treasury securities to direct obligations of the U.S. Treasury such as U.S. Treasury bonds, bills and notes. Direct obligations of the U.S. Treasury are high-quality securities issued or guaranteed by the U.S. Treasury. Direct obligations of the U.S. Treasury are backed by the full faith and credit of the U.S. Treasury.

     Portfolio Maturity. The Treasury Fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Treasury Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary. The Treasury Fund will invest in securities with maturities of up to 397 calendar days or less and will maintain a dollar-weighted average portfolio maturity for the Treasury Fund of 60 days or less. Investing in short-term U.S. Treasury obligations will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect the Treasury Fund's price or yield.

     The Adviser bases its decisions on the relative attractiveness of different U.S. Treasury obligations which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market. There are risks associated with these obligations, which are summarized below.

PRINCIPAL RISKS OF INVESTING IN THE TREASURY FUND

- Money Market Risk. The risk that the Treasury Fund will not be able to maintain a NAV per share of $1.00 at all times. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

- Interest Rate Risk. Interest rate increases can cause prices of a debt security to decrease. In addition, if a security is prepaid in a period of falling interest rates, the Treasury Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.

- Management Strategy Risk. A strategy used by the Adviser may fail to produce the intended results.

- Fixed-Income Securities Risk. The risks of fixed-income securities include, but are not limited to, interest rate risk, credit risk and call/extension risk. Credit risk involves the risk that the issuer could default on its obligations, and the Treasury Fund will not recover its investment.

- New Fund Risk. Neither the Treasury Fund nor the Treasury Portfolio may grow to or maintain an economically viable size, in which case management of the Treasury Fund or the Treasury Portfolio may determine to liquidate the Treasury Fund or the Treasury Portfolio, as applicable, at a time that may not be opportune for shareholders.

- Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Treasury Fund operates in a master/feeder structure and pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "master fund") with substantially the same investment objectives, policies and restrictions as the Treasury Fund. The Treasury Fund will invest in the Treasury Portfolio. The ability of the Treasury Fund to meet its investment objective is directly related to the ability of the Treasury Portfolio to meet its objective. The ability of the Treasury Portfolio to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Treasury Portfolio. The Adviser of the Treasury Fund also serves as investment adviser to the Treasury Portfolio. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the Treasury Fund and the Treasury Portfolio. If a situation arises that may result in a conflict, the Trustees and officers of the Trust will carefully analyze the situation and take all necessary steps to minimize or eliminate the potential conflicts.

PERFORMANCE INFORMATION

          Performance information for the Treasury Fund is not provided because the Treasury Fund has not been in operation for a full calendar year as of the date of this Prospectus.

FEES AND EXPENSES

          The following table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Premium Class of the Treasury Fund. As a shareholder in the Treasury Portfolio, the Treasury Fund bears its ratable share of the Treasury Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the estimated expenses of both the Treasury Fund and the Treasury Portfolio.

     Annual Treasury Fund Operating Expenses (expenses that are deducted from Treasury Fund assets)

Management Fees*.......................................................  [0.10]%
Other Expenses**.......................................................   0.[_]%
                                                                         ------
Total Annual Fund Operating Expenses...................................   0.[_]%
                                                                         ======

----------
* This fee is the investment advisory fee paid by the Treasury Portfolio to the Adviser. This fee represents the total estimated expenses of the corresponding Portfolio of the State Street Master Funds.

** "Other Expenses" include expenses such as shareholder servicing fees. Other Expenses are based on estimated amounts for the current fiscal year.

     Example: This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Treasury Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
$[___]   $[____]

                         STATE STREET TREASURY PLUS FUND

     The State Street Treasury Plus Fund's (the "Treasury Plus Fund") investment objective is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"). The Fund principally invests in U.S. Treasury related obligations with remaining dollar weighted average maturities of sixty days or less. There is no guarantee the Treasury Plus Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Treasury Plus Fund.

PRINCIPAL INVESTMENT STRATEGIES

     The Treasury Plus Fund is a money market fund that seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Treasury Plus Portfolio (the "Treasury Plus Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the Treasury Plus Fund. In reviewing the investment objective and strategies of the Treasury Plus Fund below, you should assume that the investment objective and strategies of the Treasury Plus Portfolio are the same in all material respects as those of the Treasury Plus Fund and that, so long as the Treasury Plus Fund has invested its assets in the Treasury Plus Portfolio, the descriptions below of the Treasury Plus Fund's investment strategies and risks should be read as also applicable to the Treasury Plus Portfolio.

     The Treasury Plus Fund attempts to meet its investment objective by investing in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Under normal circumstances, the Treasury Plus Fund will invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S.

Treasury bills, notes and bonds) and repurchase agreements collateralized by these obligations. The Treasury Plus Fund may invest the remaining 20% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these obligations. The Treasury Plus Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

     Quality of Securities. The Treasury Plus Fund will limit its portfolio investments to direct obligations of the U.S. Treasury and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these obligations. Direct obligations of the U.S. Treasury are high-quality securities issued or guaranteed by the U.S. Treasury. Direct obligations of the U.S. Treasury are backed by the full faith and credit of the U.S. Treasury. Although securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

     Portfolio Maturity. The Treasury Plus Fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Treasury Plus Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary. The Treasury Plus Fund will invest in securities with maturities of up to 397 calendar days or less and will maintain a dollar-weighted average portfolio maturity for the Treasury Plus Fund of 60 days or less. Investing in short-term U.S. Treasury obligations will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect the Treasury Plus Fund's price or yield.

     Repurchase Agreements. The Treasury Plus Fund each may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (representing the original purchase price plus interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the Treasury Plus Fund collateralized with securities. The lending Treasury Plus Fund's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The Treasury Plus Fund bears the risk of loss in the event the other party defaults on its obligations and the Treasury Plus Fund is delayed or prevented from its right to dispose of the collateral securities or if the Treasury Plus Fund realizes a loss on the sale of the collateral securities. The Treasury Plus Fund will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board of Trustees. The Treasury Plus Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days because such agreements would be considered "illiquid securities."

     Restricted and Illiquid Securities. The Treasury Plus Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. A restricted security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements. The Board of Trustees of the Trust have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

     The Adviser bases its decisions on the relative attractiveness of different U.S. Treasury obligations which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market. There are risks associated with these obligations, which are summarized below.

PRINCIPAL RISKS OF INVESTING IN THE TREASURY PLUS FUND

     - Money Market Risk. The risk that the Treasury Plus Fund will not be able to maintain a NAV per share of $1.00 at all times. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - Interest Rate Risk. Interest rate increases can cause prices of a debt security to decrease. In addition, if a security is prepaid in a period of falling interest rates, the Treasury Plus Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.

     - Management Strategy Risk. A strategy used by the Adviser may fail to produce the intended results.

     - U.S. Government Securities Risk. Although securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

     - New Fund Risk. Neither the Treasury Plus Fund nor the Treasury Plus Portfolio may grow to or maintain an economically viable size, in which case management of the Treasury Plus Fund or the Treasury Plus Portfolio may determine to liquidate the Treasury Plus Fund or the Treasury Plus Portfolio, respectively, at a time that may not be opportune for shareholders.

     - Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Treasury Plus Fund operates in a master/feeder structure and pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "master fund") with substantially the same investment objectives, policies and restrictions as the Treasury Plus Fund. The Treasury Plus Fund will invest in the Treasury Plus Portfolio. The ability of the Treasury Plus Fund to meet its investment objective is directly related to the ability of the Treasury Plus Portfolio to meet its objective. The ability of the Treasury Plus Portfolio to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Treasury Plus Portfolio. The Adviser of the Treasury Plus Fund also serves as investment adviser to the Treasury Plus Portfolio. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the Treasury Plus Fund and the Treasury Plus Portfolio. If a situation arises that may result in a conflict, the Trustees and officers of the Trust will carefully analyze the situation and take all necessary steps to minimize or eliminate the potential conflicts.

PERFORMANCE INFORMATION.

          Performance information for the Treasury Plus Fund is not provided because the Treasury Plus Fund has not been in operation for a full calendar year as of the date of this Prospectus.

FEES AND EXPENSES

          The following table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Premium Class of the Treasury Plus Fund. As a shareholder in the Portfolio, the Treasury Plus Fund bears its ratable share of the Treasury Plus Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the estimated expenses of both the Treasury Plus Fund and the Treasury Plus Portfolio.

     Annual Treasury Plus Fund Operating Expenses (expenses that are deducted from Treasury Plus Fund assets)

Management Fees*.......................................................  [0.10]%
Other Expenses**.......................................................   0.[_]%
                                                                         ------
Total Annual Fund Operating Expenses...................................   0.[_]%
                                                                         ======

----------
* This fee is the investment advisory fee paid by the Treasury Plus Portfolio to the Adviser. This fee represents the total estimated expenses of the corresponding Portfolio of the State Street Master Funds.

** "Other Expenses" include expenses such as shareholder servicing fees. Other Expenses are based on estimated amounts for the current fiscal year.

     Example: This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Treasury Plus Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Treasury Plus Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year   3 years
------   -------
$[___]   $[____]

MANAGEMENT AND ORGANIZATION

     The Funds and the Portfolios. The Trust is an open-end management investment company and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Funds are separate diversified series of the Trust. The Portfolios in which the Funds invest are managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA Funds Management, Inc., a subsidiary of State Street Corporation, serves as the investment adviser for the Portfolio.

     The Trust's Board of Trustees is responsible for generally overseeing the investment of the Funds' assets. If the Adviser were to invest the Funds' assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Funds and make investment decisions on the Funds' behalf.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation and includes the Adviser. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.7 trillion as of December 31, 2006 in investment programs and portfolios for institutional and individual investors. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended ("Advisers Act"), and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. It had over $121 billion in assets under management at December 31, 2006. The Funds have entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Funds' assets directly, at an annual rate of [_]% of the Funds' average daily net assets, in the event that the Funds were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Funds under that agreement so long as the Funds continue to invest substantially all of its assets in the corresponding Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the underlying Portfolios' investments.

          A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement for the ILR Fund and the U.S. Government Money Market Fund with the Advisor is available in the Fund's annual report dated December 31, 2006.

          The basis for the Board of Trustees approving the Tax Free Money Market Fund's, Treasury Fund's and Treasury Plus Fund's investment advisory agreement with the Adviser will be discussed in the Funds' Semi-Annual Report or Annual Report for the first semi-annual period after the Fund commences operations.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator and Custodian. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator and custodian.

     The Transfer and Dividend Disbursing Agent. ALPS Mutual Funds Services, Inc. is the transfer and dividend disbursing agent.

     The Distributor: ALPS Distributors, Inc. serves as the Funds' Distributor (the "Distributor") pursuant to the Distribution Agreement by and between the Distributor and the Trust.

ADDITIONAL INFORMATION ABOUT THE ILR FUND'S OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

     The investment objective of the ILR Fund as stated above may be changed without shareholder approval. The investment policies described below reflect the ILR Fund's current practices. In addition to the principal risks explained above, other risks are explained in some of the descriptions of the investment policies below:

     Variable and Floating Rate Securities. The ILR Fund may purchase variable rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equity to the period remaining until the next readjustment of the interest rate. The ILR Fund may also purchase floating rate securities. A floating rate security generally provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations.

     Mortgage-Backed Securities. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the ILR Fund may be required to reinvest more frequent prepayments on mortgage-backed investments in lower-yielding investments.

     Asset-Backed Securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the ILR Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the ILR Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

     - Prepayment Risk -- Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. The ILR Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and it may have to reinvest the amount of any prepayments in lower yielding securities.

     - Other Risks Associated with Asset-Backed Securities -- Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

     U.S. Government Securities. US Government securities include US Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the US Government or its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

     Eurodollar Certificates of Deposit (ECDs), Eurodollar Time Deposits (ETDs) and Yankee Certificates of Deposit (YCDs). ECDs are U.S. dollar denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar denominated certificates of deposit issued by U.S. branches of foreign banks. Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

     Section 4(2) Commercial Paper and Rule 144A Securities. The ILR Fund may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("1933 Act"). This commercial paper is commonly called "Section 4(2) paper." The ILR Fund may also invest in securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act ("Rule 144A securities").

     Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in
Section 4(2) paper. As a result it suffers from a liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

     Section 4(2) paper and Rule 144A securities will not be subject to the ILR Fund's 10% limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists. There can be no assurance that a liquid trading market will exist at any time for either Section 4(2) paper or Rule 144A securities. The ILR Fund's Statement of Additional Information ("SAI") addresses the limitation on illiquid securities.

ADDITIONAL INFORMATION ABOUT THE TAX FREE MONEY MARKET FUND'S OBJECTIVE, INVESTMENT STRATEGIES AND RISKS

     The investment objective of the Tax Free Money Market Fund as stated above is fundamental which means that it may not be changed without shareholder approval. The investment policies described below reflect the Tax Free Money Market Fund's current practices. In addition to the principal risks explained above, other risks are explained in some of the descriptions of the investment policies below:

     Eligible Securities. Money market funds invest in securities which qualify as "eligible" securities under the SEC rules applicable to money market mutual funds. At the time of acquisition, the Adviser will have determined that these eligible securities present minimal credit risk. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term rating categories by at least two Nationally Recognized Statistical Rating Organizations (NRSRO); (2) are rated by one NRSRO, if only one rating service has rated the security; or (3) if unrated, are of comparable quality, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Tax Free Money Market Fund expects normally to hold many portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary. Investing in short-term money market instruments will result in high portfolio turnover.

     Municipal Securities. Municipal securities may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental users, and the user, rather than the municipality, assumes the credit risk. A municipal bond, like a bond issued by a corporation or the US government, obligates the obligor on the bond to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

     Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

     Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges.

     Tax Exempt Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Tax Free Money Market Fund will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch's Investor Service.

     Variable and Floating Rate Securities. The Tax Free Money Market Fund may purchase variable rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equity to the period remaining until the next readjustment of the interest rate. The Tax Free Money Market Fund may also purchase floating rate securities. A floating rate security generally provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations.

ADDITIONAL INFORMATION ABOUT THE U.S. GOVERNMENT MONEY MARKET FUND'S OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

     The investment objective of the U.S. Government Money Market Fund as stated above may be changed without shareholder approval. The investment policies described below reflect the U.S. Government Money Market Fund's current practices. In addition to the principal risks explained above, other risks are explained in some of the descriptions of the investment policies below:

     U.S. Government Securities. Securities issued and guaranteed by certain agencies and instrumentalities of the US government are not supported by the full faith and credit of the United States. For example, mortgage-backed securities issued by Fannie Mae or Freddie Mac are backed only by the credit of those issuers.

     Variable and Floating Rate Securities. The U.S. Government Money Market Fund may purchase variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. A variable rate obligation whose interest rate is adjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The U.S. Government Money Market Fund may also purchase floating rate securities. A floating rate security generally provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Variable and floating rate securities are subject to many of the risks of investing in debt securities generally.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Funds determine the price per share (or NAV) once each business day at 4:00 p.m. Eastern time (ET) or the close of the New York Stock Exchange (the "NYSE"), whichever is earlier. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on these holidays. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by 4 p.m. ET before a purchase order can be accepted.

     The price per share for the Funds is computed by adding the value of all securities and other assets of the Funds, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent.

     The Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     Purchasing Shares. Investors pay no sales load to invest in the Funds. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

     The minimum initial investment in the Funds is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See "Redeeming Shares" below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds' custodian bank by a Federal Reserve Bank). The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

HOW TO PURCHASE SHARES

BY MAIL:

     An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

Fund Name
P.O. Box 13515
Denver, CO 80202

BY TELEPHONE/FAX:

     An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (303) 825-2575. Call the Fund at (303) 623-2577 between the hours of 9:00 a.m. ET and 8:00 p.m. ET to:

     [ ] confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

     [ ]  request your new account number (initial purchases only),

     [ ]  confirm the amount being wired and wiring bank,

     [ ] confirm the name and number of the contact person in connection with the order at the wiring bank, and

     [ ] receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the
          Fund),

     For your initial investment, send the original, signed Institutional Account Application Form to the address above.

WIRE INSTRUCTIONS:

     Instruct your bank to transfer money by Federal Funds wire to:

     State Street Bank & Trust Co
     2 Avenue de Lafayette
     Boston, MA 02111

     ABA# 011000028
     DDA# 0015-755-2
     Account Name: Fund Name
     Ref: Shareholder Account #
     Ref: Shareholder Name

     On Columbus Day and Veteran's Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by 4 p.m. ET before a purchase order can be accepted.

     You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds' agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after the Fund receives your order in good form. If the Funds receive your redemption order prior to 4 p.m. ET on a business day, the Funds may send payment for your redeemed shares on that day. Otherwise, the Funds will generally send payment for your redeemed shares on the next business day. The Funds reserve the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Funds. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists.

     A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser's discretion. The Funds reserve the right to modify its minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor's account if the investor's account balance falls below the applicable minimum amount due to transaction activity.

HOW TO REDEEM SHARES

BY MAIL

     Send a signed letter to:
     Fund Name
     P.O. Box 13515
     Denver, CO 80202

     The letter should include information necessary to process your request as described below. The Fund may require a signature guarantee in certain circumstances. See "Signature Guarantees" below.

BY TELEPHONE BETWEEN THE HOURS OF 9:00 A.M. AND 8 P.M. EASTERN TIME

     Please Call (303) 623-2577

     The Fund will need the following information to process your redemption request:

     [ ]  name(s) of account owners;

     [ ]  account number(s);

     [ ]  the name of the Fund;

     [ ]  your daytime telephone number; and

     [ ]  the dollar amount, percentage or number of shares being redeemed.

     On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

     Signature Guarantees. Certain redemption requests must include a signature guarantee for each registered account owner if any of the following apply:

     [ ]  Your account address has changed within the last 10 business days.

     [ ]  A wire is being made payable to someone other than the account owner.

     [ ] Redemption proceeds are being transferred to an account with a different registration.

     [ ] A wire is being sent to a financial institution other than the one that has been established on your Fund account.

     [ ]  Other unusual situations as determined by the Funds' transfer agent.

     The Funds reserve the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay redemption if the signature guarantee is not in good form. Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a signature guarantee. The Funds reserve the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

     About Telephone and Internet Transactions. You may choose to access your account 24 hours a day and conduct transactions in the Funds via its web interface secure account access. All shareholder transaction orders via the Internet are processed at the NAV next determined after your transaction order is received in good order. To learn more and sign up for online account access, please see the website at www.sttfunds.com. Telephone and Internet transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds' agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted via the Internet or by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted via the Internet or by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions.

     The Funds may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares by other means.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient management of the Fund's portfolio, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.

     The Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the interests in the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Funds' shares that may be harmful to the Funds or the Funds' shareholders.

     The Funds reserve the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase and sale activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.

     PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the Statement of Additional Information.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Funds and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Foreign persons should consult the Statement of Additional Information.

     The Funds intend to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Funds' failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     Dividends from investment income and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or reinvested in additional shares. Taxes on distributions of capital gains are determined by how long the Funds owned the investments that generated them, rather than how long a shareholder has owned his or her shares.

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the ILR Fund's financial performance since inception. Certain information reflects financial results for a single share of the ILR Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [_______________] LLP, whose report, along with the ILR Fund's financial statements, are included in the Fund's annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information. Financial Highlights for the other Funds will be available after the end of each Fund's first fiscal year.

FINANCIAL HIGHLIGHTS -- SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                               YEAR ENDED   YEAR ENDED   PERIOD ENDED
                                                               12/31/2006   12/31/2005     12/31/04*
                                                               ----------   ----------   ------------
PER SHARE OPERATING PERFORMANCE(A):
Net Asset Value, Beginning of Period........................   $   1.0000   $   1.0000   $ 1.0000
                                                               ----------   ----------   --------
INVESTMENT OPERATIONS:
   Net investment income....................................       0.0496       0.0315     0.0066
                                                               ----------   ----------   --------
   Gain (loss) on investments...............................           --       0.0000**       --
                                                               ----------   ----------   --------
      Total from investment operations......................       0.0496       0.0315     0.0067
                                                               ----------   ----------   --------
LESS DISTRIBUTIONS FROM:
   Net investment income....................................      (0.0496)     (0.0315)   (0.0066)
                                                               ----------   ----------   --------
   Net increase (decrease) in net assets....................           --           --        --
                                                               ----------   ----------   --------
NET ASSET VALUE, END OF PERIOD..............................   $   1.0000   $   1.0000   $ 1.0000
                                                               ==========   ==========   ========
TOTAL RETURN(B).............................................         5.07         3.19%      0.66%
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands).................   $6,194,720   $1,639,747   $381,638
   Ratio of gross expenses to average net assets............         0.17%        0.17%      0.23%***
   Ratio of net expenses to average net assets..............         0.12%        0.14%      0.15%***
   Ratio of net investment income to average net assets.....         5.07%        3.30%      1.67%***
   Voluntary expense reimbursement (c)......................         0.03%        0.01%        --

----------
*    The ILR Fund commenced operations on August 12, 2004.

**   Amount is less than $0.0001.

***  Annualized.

(a) The per share amounts and percentages include the ILR Fund's proportionate share of income and expenses of the State Street Money Market Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above.

     For more information about the Funds:

     The Funds' SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders.

     The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund's Internet website, primarily intended for account access, does not contain such information.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                  P.O. BOX 5049
                           BOSTON, MASSACHUSETTS 02206

                                   ----------

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
                 STATE STREET U.S. GOVERNMENT MONEY MARKET FUND
                           STATE STREET TREASURY FUND
                         STATE STREET TREASURY PLUS FUND
                               [INVESTMENT CLASS]

                                   ----------

                         PROSPECTUS DATED _______, 2007

                                   ----------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE STATE STREET INSTITUTIONAL LIQUID RESERVES FUND, THE STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND, THE STATE STREET U.S. GOVERNMENT MONEY MARKET FUND, THE STATE STREET TREASURY FUND AND THE STATE STREET TREASURY PLUS FUND (INDIVIDUALLY A "FUND',' COLLECTIVELY THE "FUNDS") IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

EACH FUND OFFERS TWO CLASSES OF SHARES: PREMIUM CLASS AND INVESTMENT CLASS. THIS PROSPECTUS COVERS ONLY THE INVESTMENT CLASS.

INTRODUCTION

     Each Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts. SSgA Funds Management, Inc. (the "Adviser"), a subsidiary of State Street Corporation, is the investment adviser to each Fund and to the respective State Street Master Funds portfolio in which each Fund invests.

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

     The State Street Institutional Liquid Reserves Fund's (the "ILR Fund") investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"). The Fund invests in dollar denominated securities. There is no guarantee the ILR Fund will be able to maintain a stable net asset value per share, and you could lose money by investing in the ILR Fund.

PRINCIPAL INVESTMENT STRATEGIES

     The ILR Fund is a mutual fund that seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Money Market Portfolio (the "Money Market Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the ILR Fund. In reviewing the investment objective and strategies of the ILR Fund below, you should assume that the investment objective and strategies of the Money Market Portfolio are the same in all material respects as those of the ILR Fund and that, so long as the ILR Fund has invested its assets in the Money Market Portfolio, the descriptions below of the ILR Fund's investment strategies and risks should be read as also applicable to the Money Market Portfolio.

     The ILR Fund attempts to meet its investment objective by investing in high quality money market instruments. Such instruments include: (1) U.S. Treasury bills, notes and bonds; (2) other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities; (3) instruments of U.S. and foreign banks, including certificates of deposit, bankers' acceptances and time deposits, including Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs"); (4) commercial paper of U.S. and foreign companies; (5) asset-backed securities; (6) corporate obligations of U.S. and foreign companies; (7) variable and floating rate notes; and (8) repurchase agreements.

     Normally, the ILR Fund intends to invest more than 25% of its total assets in bank obligations.

     Quality of Securities. The ILR Fund will limit its portfolio investments to those United States dollar-denominated instruments which at the time of acquisition the Adviser determines present minimal credit risk and which qualify as "eligible" securities under the SEC rules applicable to money market mutual funds. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term categories by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) are rated in one of the two highest short-term categories by one NRSRO, if only one NRSRO has rated the security; or (3) if unrated, are of comparable quality to the rated security described above, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The ILR Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary. Investing in short-term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect the ILR Fund's price or yield.

     The Adviser bases its decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market. There are risks associated with these instruments, which are summarized below.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     - Money Market Risk. The risk that the ILR Fund will not be able to maintain a NAV per share of $1.00 at all times. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - Interest Rate Risk. Interest rate increases can cause prices of a debt security to decrease. In addition, if a security is prepaid in a period of falling interest rates, the ILR Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.

     - Credit/Default Risk. Credit/default risk is the risk that an issuer or guarantor of a fixed-income security held by the ILR Fund may default on its obligation.

     - U.S. Government Securities Risk. Securities issued or guaranteed by certain agencies and instrumentalities of the US government are not supported by the full faith and credit of the United States. For example, mortgage-backed bonds issued by Fannie Mae or Freddie Mac are backed only by the credit of those issuers.

     - Foreign Investment Risk. Adverse political, regulatory, market, or economic developments in foreign countries can affect issuers located in those countries. Investments in foreign countries may also be subject to foreign withholding taxes. Foreign securities or securities denominated in foreign currencies may be adversely affected by changes in currency exchange rates.

     - Banking Industry Risk. Because the ILR Fund may concentrate more than 25% of its assets in bank obligations, adverse developments in the banking industry may have a greater effect on the ILR Fund than on a mutual fund that invests more broadly. For instance, if the banking industry suffers a setback, the ILR Fund may perform worse than if the ILR Fund were more diversified across numerous industries. Banks may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles.

     - Repurchase Agreement Risk. A repurchase agreement allows the ILR Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the ILR Fund could lose money.

     - Management Strategy Risk. A strategy used by the Adviser may fail to produce the intended results.

     - Fixed-Income Securities Risk. The risks of fixed-income securities include, but are not limited to, interest rate risk, credit risk and call/extension risk. Credit risk involves the risk that the issuer could default on its obligations, and the ILR Fund will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans, mortgage-backed securities and asset-backed securities.

     - Liquidity Risk. Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the ILR Fund to dispose of such securities at advantageous prices may be greatly limited, and the ILR Fund may have to continue to hold such securities during periods when the Adviser would otherwise have sold them. Some securities held by the ILR Fund may be restricted as to resale, and there is often no ready market for such securities. Illiquid securities may be more difficult to value than other securities.

PERFORMANCE INFORMATION.

     The bar chart and table below show the performance of the ILR Fund during the ILR Fund's complete calendar years since inception. The table below also shows the performance of the ILR Fund over various periods of time since its inception on August 12, 2004. Please keep in mind that past performance does not necessarily indicate how the ILR Fund will perform in the future.

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
             TOTAL RETURN FOR THE CALENDAR YEARS ENDED DECEMBER 31*

BAR CHART:

2005:   3.19%
2006:   5.07%

     During the period shown in the bar chart, the highest return for a quarter was ___% (quarter ended [______]) and the lowest return for a quarter was ___% (quarter ended [______]).

                          AVERAGE ANNUAL TOTAL RETURN*

                                                                               SINCE THE INCEPTION
                                                             PAST 1-YEAR         DATE OF THE FUND
                                                            (PERIOD ENDED           ANNUALIZED
                                                          DECEMBER 31, 2006)    (AUGUST 12, 2004)
                                                          ------------------   -------------------
State Street Institutional Liquid Reserves Fund........         5.07%                 3.73%

----------
* Certain expenses incurred by the ILR Fund were reimbursed during the period. Without the reimbursement of some expenses, total returns would be lower.

     Please call (877) 521-4083 for the ILR Fund's current 7-day yield.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Investment Class of the ILR Fund. As a shareholder in the Money Market Portfolio, the ILR Fund bears its ratable share of the Money Market Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the ILR Fund and the Money Market Portfolio.

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees*.....................................................   [0.10]%
Distribution (12b-1) Fees**..........................................     0.10%
Other Expenses***....................................................   [____]%
                                                                        ------
Total Annual Fund Operating Expenses.................................   [____]%
                                                                        ======
Less Waivers and Reimbursement****...................................   ([___])%
                                                                        ------
Net Expenses****.....................................................   .[___]%
                                                                        ======

----------
* This fee is the investment advisory fee paid by the Money Market Portfolio to the Adviser and, due to the agreement to waive fees and/or reimburse expenses currently in place, also represents the total annual net operating expenses of the Money Market Portfolio. The Adviser has contractually agreed to waive fees and/or reimburse expenses of the Money Market Portfolio to keep the total annual operating expenses of the Money Market Portfolio at 0.10% through November 1, 2008. Without the effects of such contractual limitation, the total annual operating expenses of the Money Market Portfolio would have been 0.[_]% for the last fiscal year.

** The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.35% of average daily net assets may be made.

***  "Other Expenses" include expenses such as shareholder servicing fees.

**** The Adviser has contractually agreed to cap the total operating expenses
     (not including the pass-through expenses of the Money Market Portfolio) at 0.05% (on an annualized basis) of the ILR Fund's average daily net assets until November 1, 2008. In addition, the Adviser has voluntarily agreed to cap the total operating expenses (not including the pass-through expenses of the Money Market Portfolio) at 0.02% (on an annualized basis), reducing total net operating expenses from 0.15% to 0.12%. This voluntary expense limitation may be revised or canceled at any time without notice.

     Example: This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the ILR Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Net Expenses of the ILR Fund shown in the table above apply through the first year of investment and after that date the Total Annual ILR Fund Operating Expenses of the ILR Fund shown in the table above apply. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$[___]   $[____]   $[____]   $[_____]

              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

     The State Street Institutional Tax Free Money Market Fund (the "Tax Free Money Market Fund") seeks to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"). There is no guarantee the Tax Free Money Market Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Tax Free Money Market Fund. The Tax Free Money Market Fund is a mutual fund whose investment objective is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

     The Tax Free Money Market Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Tax Free Money Market Portfolio (the "Tax Free Money Market Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the Tax Free Money Market Fund. In reviewing the investment objective and strategies of the Tax Free Money Market Fund below, you should assume that the investment objective and strategies of the Tax Free Money Market Portfolio are the same in all material respects as those of the Tax Free Money Market Fund and that, so long as the Tax Free Money Market Fund has invested its assets in the Tax Free Money Market Portfolio, the descriptions below of the Tax Free Money Market Fund's investment strategies and risks should be read as also applicable to the Tax Free Money Market Portfolio.

     The Tax Free Money Market Fund has a fundamental policy of investing at least 80% of its net assets under normal market conditions in municipal securities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax, including the alternative minimum tax. These securities are issued by states, municipalities and their political subdivisions and agencies, instrumentalities and other governmental units, and certain territories and possessions of the United States. Investments may include general obligation bonds and notes, revenue bonds and notes, commercial paper, private placements, tender option bonds, private activity bonds, industrial development bonds and municipal lease contracts. Securities purchased may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Tax Free Money Market Fund may buy or sell securities on a when-issued or forward commitment basis.

          The Tax Free Money Market Fund may invest up to 20% of its assets in federally taxable money market instruments including securities issued by or guaranteed by the US government or its agencies or instrumentalities, certificates of deposit, commercial paper and repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE TAX FREE MONEY MARKET FUND

- Credit/Default Risk. Credit/default risk is the risk that an issuer or guarantor of a fixed-income security held by the Tax Free Money Market Fund may default on its obligation

- Interest Rate Risk. Interest rate increases can cause prices of a debt security to decrease. In addition, if a security is prepaid in a period of falling interest rates, the Tax Free Money Market Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.

- Liquidity Risk. Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Tax Free Money Market Fund to dispose of such securities at advantageous prices may be greatly limited, and the Tax Free Money Market Fund may have to continue to hold such securities during periods when the Adviser would otherwise have sold them. Some securities held by the Tax Free Money Market Fund may be restricted as to resale, and there is often no ready market for such securities. Illiquid securities may be more difficult to value than other securities.

- Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Tax Free Money Market Fund that operates in a master/feeder structure pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "master fund") with substantially the same investment objectives, policies and restrictions as the Tax Free Money Market Fund. The ability of the Tax Free Money Market Fund to meet its investment objective is directly related to the ability of the master fund to meet its objective. The ability of the master fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the master fund. The Adviser of the Tax Free Money Market Fund may also serve as investment adviser to the master fund. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the funds and the master fund. If a situation arises that may result in a conflict, the Trustees and officers of the funds will carefully analyze the situation and take all necessary steps to minimize or eliminate the potential conflicts.

- Money Market Risk. The risk that the Tax Free Money Market Fund will not be able to maintain a NAV per share of $1.00 at all times. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

- Municipal Obligations Risk. Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. These investments may be more adversely impacted by changes in tax rates and policies than taxable investments. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Tax Free Money Market Fund's ability to acquire and dispose of municipal securities at desirable yield and price levels. For instance, legislative proposals are introduced from time to time to restrict or eliminate the federal income tax exemption for municipal obligations interest. If such legislation is adopted, the Board of Trustees may re-evaluate the Tax Free Money Market Fund's investment objective and may submit possible changes in the structure of the fund to its shareholders if shareholder approval is required. Municipal obligations include revenue obligations. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. The Tax Free Money Market Fund's policy to invest in municipal debt obligations will subject the Tax Free Money Market Fund to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of concentration, to a greater extent than if the fund were able to invest in all types of debt obligations. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset can be negatively affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project. If the Internal Revenue Service determines the issuer of a municipal security has not complied with applicable tax requirements, interests from the security could become taxable and the security could decline in value. Municipal obligations may also be subject to call risk and extension risk.

- New Fund Risk. Neither the Tax Free Money Market Fund nor the master fund may grow to or maintain an economically viable size, in which case management of the Tax Free Money Market Fund or the master fund may determine to liquidate the Tax Free Money Market Fund or the master fund at a time that may not be opportune for shareholders.

          TEMPORARY DEFENSIVE POSITION

- Defensive Strategies. From time to time, for temporary defensive purposes, the Tax Free Money Market Fund may invest in taxable short-term investments. Dividends paid by the Tax Free Money Market Fund that are attributable to income earned by the Tax Free Money Market Fund from these instruments will be taxable to investors. This temporary defensive strategy may be inconsistent with the Tax Free Money Market Fund's principal investment strategy and the Tax Free Money Market Fund may not achieve its investment objective.

PERFORMANCE INFORMATION

          Performance information for the Tax Free Money Market Fund is not provided because the Tax Free Money Market Fund has not been in operation for a full calendar year as of the date of this Prospectus.

FEES AND EXPENSES

     The following table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Investment Class of the Tax Free Money Market Fund. As a shareholder in the Portfolio, the Tax Free Money Market Fund bears its ratable share of the Tax Free Money Market Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the estimated expenses of both the Tax Free Money Market Fund and the Tax Free Money Market Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees*.....................................................   [0.10]%
Distribution (12b-1) Fees**..........................................     0.10%
Other Expenses***....................................................   [____]%
                                                                        ------
Total Annual Fund Operating Expenses.................................   [____]%
                                                                        ======
Less Waivers and Reimbursement****...................................   (0.[_])%
                                                                        ------
Net Expenses****.....................................................   0.[__]%
                                                                        ======

----------
* This fee is the investment advisory fee paid by the Tax Free Money Market Portfolio to the Adviser and, due to the agreement to waive fees and/or reimburse expenses currently in place, also represents the total annual net operating expenses of the Tax Free Money Market Portfolio. The Adviser has contractually agreed to waive fees and/or reimburse expenses of the Tax Free Money Market Portfolio to keep the total annual operating expenses of the Tax Free Money Market Portfolio at 0.10% through November 1, 2008. This fee represents the total estimated expenses of the corresponding Portfolio of the State Street Master Funds.

** The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.35% of average daily net assets may be made.

*** "Other Expenses" include expenses such as shareholder servicing fees. Other Expenses are based on estimated amounts for the current fiscal year.

**** The Adviser has contractually agreed to cap the total operating expenses
     (not including the pass-through expenses of the Tax Free Money Market Portfolio) at 0.05% (on an annualized basis) of the Tax Free Money Market Fund's average daily net assets until November 1, 2008. In addition, the Adviser has voluntarily agreed to cap the total operating expenses (not including the pass-through expenses of the Tax Free Money Market Portfolio) at 0.02% (on an annualized basis), reducing total net operating expenses from 0.15% to 0.12%. This voluntary expense limitation may be revised or canceled at any time without notice.

Example: This Example is intended to help you compare the cost of investing in the Tax Free Money Market Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in the Tax Free Money Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Tax Free Money Market Fund's operating expenses remain the same and that the Adviser's contractual expense limitation is in effect for year one. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

1 year   3 years
------   -------
$[___]   $[____]

                 STATE STREET U.S. GOVERNMENT MONEY MARKET FUND

     The State Street U.S. Government Money Market Fund's (the U.S. Government Money Market Fund") investment objective is to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"), by investing in obligations of the U.S. government or its instrumentalities with remaining maturities of one year or less. There is no guarantee the U.S. Government Money Market Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the U.S. Government Money Market Fund.

PRINCIPAL INVESTMENT STRATEGIES

     The U.S. Government Money Market Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio (the "U.S. Government Money Market Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the U.S. Government Money Market Fund. In reviewing the investment objective and strategies of the U.S. Government Money Market Fund below, you should assume that the investment objective and strategies of the U.S. Government Money Market Portfolio are the same in all material respects as those of the U.S. Government Money Market Fund and that, so long as the U.S. Government Money Market Fund has invested its assets in the U.S. Government Money Market Portfolio, the descriptions below of the U.S. Government Money Market Fund's investment strategies and risks should be read as also applicable to the U.S. Government Money Market Portfolio.

     The U.S. Government Money Market Fund attempts to meet its investment objective by investing under normal circumstances substantially all of its assets (either on its own or as part of a master-feeder structure) in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities ("U.S. government securities") or in repurchase agreements with respect to U.S. government securities, but in no event will it invest less than 80% of its total assets in U.S. government securities under normal market conditions. Shareholders will receive 60 days notice prior to changing the 80% investment policy. The Adviser bases its investment decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market. There are risks associated with these instruments, which are summarized below.

     A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The U.S. Government Money Market Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary. Investing in short-term money market instruments will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect the U.S. Government Money Market Fund's price or yield.

PRINCIPAL RISKS OF INVESTING IN THE U.S. GOVERNMENT MONEY MARKET FUND

- Money Market Risk. The U.S. Government Money Market Fund may not be able to maintain a NAV per share of $1.00 at all times. Although the U.S. Government Money Market Fund seeks to maintain a constant NAV of $1.00 per share, the U.S. Government Money Market Fund may not be able to do so at all times, and it is possible for you to lose money by investing in the U.S. Government Money Market Fund. An investment in the U.S. Government Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

- Interest Rate Risk. During periods of rising interest rates, the U.S. Government Money Market Fund's yield may tend to be lower than prevailing market rates; in periods of falling interest rates, the U.S. Government Money Market Fund's yield may be higher than prevailing market rates.

- U.S. Government Securities Risk. Although securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

- Management Strategy Risk. A strategy used by the Adviser may fail to produce the intended results.

- Liquidity Risk. The U.S. Government Money Market Fund may be unable to pay redemption proceeds within the time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

- Fixed-Income Securities Risk. The risks of fixed-income securities include, but are not limited to, interest rate risk, credit risk and call/extension risk. Credit risk involves the risk that the issuer could default on its obligations, and the U.S. Government Money Market Fund will not recover its investment. Call risk and extension risk are normally present in adjustable rate mortgage loans, mortgage-backed securities and asset-backed securities.

- Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the U.S. Government Money Market Fund that operates in a master/feeder structure pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "master fund") with substantially the same investment objectives, policies and restrictions as the U.S. Government Money Market Fund. The ability of the U.S. Government Money Market Fund to meet its investment objective is directly related to the ability of the master fund to meet its objective. The ability of the master fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the master fund. The Adviser of the U.S. Government Money Market Fund may also serve as investment adviser to the master fund. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the funds and the master fund. If a situation arises that may result in a conflict, the Trustees and officers of the funds will carefully analyze the situation and take all necessary steps to minimize or eliminate the potential conflicts.

- New Fund Risk. Neither the U.S. Government Money Market Fund nor the master fund may grow to or maintain an economically viable size, in which case management of the U.S. Government Money Market Fund or the master fund may determine to liquidate the U.S. Government Money Market Fund or the master fund at a time that may not be opportune for shareholders.

PERFORMANCE INFORMATION

     Performance information for the U.S. Government Money Market Fund has been omitted because the U.S. Government Money Market Fund has not commenced operations as of the date of this Prospectus.

FEES AND EXPENSES

     The following table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Investment Class of the U.S. Government Money Market Fund. As a shareholder in the Portfolio, the U.S. Government Money Market Fund bears its ratable share of the U.S. Government Money Market Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the U.S. Government Money Market Fund and the U.S. Government Money Market Portfolio.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees*.....................................................   [0.10]%
Distribution (12b-1) Fees**..........................................     0.10%
Other Expenses***....................................................   [____]%
                                                                        ------
Total Annual Fund Operating Expenses.................................   [____]%
                                                                        ======

----------
* This fee is the investment advisory fee paid by the U.S. Government Money Market Portfolio to the Adviser. This fee represents the total estimated expenses of the corresponding Portfolio of the State Street Master Funds.

** The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.35% of average daily net assets may be made.

** "Other Expenses" include expenses such as shareholder servicing fees. Other Expenses are based on estimated amounts for the current fiscal year.

     Example: This Example is intended to help you compare the cost of investing in the U.S. Government Money Market Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the U.S. Government Money Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Government Money Market Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
$[___]   $[____]

                           STATE STREET TREASURY FUND

     The State Street Treasury Fund's (the Treasury Fund") investment objective is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"). The Fund invests in obligations of the U.S. Treasury with remaining dollar weighted average maturities of sixty days or less. There is no guarantee the Treasury Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Treasury Fund.

PRINCIPAL INVESTMENT STRATEGIES

     The State Street Treasury Fund (the "Treasury Fund") is a money market fund that seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Treasury Portfolio (the "Treasury Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the Treasury Fund. In reviewing the investment objective and strategies of the Treasury Fund below, you should assume that the investment objective and strategies of the Treasury Portfolio are the same in all material respects as those of the Treasury Fund and that, so long as the Treasury Fund has invested its assets in the Portfolio, the descriptions below of the Treasury Fund's investment strategies and risks should be read as also applicable to the Treasury Portfolio.

     The Treasury Fund attempts to meet its investment objective by investing in U.S. Treasury securities with maturities of 397 calendar days or less. The Treasury Fund will invest exclusively in direct obligations of the U.S. Treasury. Such obligations include U.S. Treasury bills, notes and bonds. The Treasury Fund will also invest in other mutual funds, subject to regulatory limitations, that invest exclusively in such obligations.

     Quality of Securities. The Treasury Fund will limit its portfolio investments in U.S. Treasury securities to direct obligations of the U.S. Treasury such as U.S. Treasury bonds, bills and notes. Direct obligations of the U.S. Treasury are high-quality securities issued or guaranteed by the U.S. Treasury. Direct obligations of the U.S. Treasury are backed by the full faith and credit of the U.S. Treasury.

     Portfolio Maturity. The Treasury Fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Treasury Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary. The Treasury Fund will invest in securities with maturities of up to 397 calendar days or less and will maintain a dollar-weighted average portfolio maturity for the

Treasury Fund of 60 days or less. Investing in short-term U.S. Treasury obligations will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect the Treasury Fund's price or yield.

     The Adviser bases its decisions on the relative attractiveness of different U.S. Treasury obligations which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market. There are risks associated with these obligations, which are summarized below.

PRINCIPAL RISKS OF INVESTING IN THE TREASURY FUND

- Money Market Risk. The risk that the Treasury Fund will not be able to maintain a NAV per share of $1.00 at all times. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

- Interest Rate Risk. Interest rate increases can cause prices of a debt security to decrease. In addition, if a security is prepaid in a period of falling interest rates, the Treasury Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.

- Management Strategy Risk. A strategy used by the Adviser may fail to produce the intended results.

- Fixed-Income Securities Risk. The risks of fixed-income securities include, but are not limited to, interest rate risk, credit risk and call/extension risk. Credit risk involves the risk that the issuer could default on its obligations, and the Treasury Fund will not recover its investment.

- New Fund Risk. Neither the Treasury Fund nor the Treasury Portfolio may grow to or maintain an economically viable size, in which case management of the Treasury Fund or the Treasury Portfolio may determine to liquidate the Treasury Fund or the Treasury Portfolio, as applicable, at a time that may not be opportune for shareholders.

- Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Treasury Fund operates in a master/feeder structure and pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "master fund") with substantially the same investment objectives, policies and restrictions as the Treasury Fund. The Treasury Fund will invest in the Treasury Portfolio. The ability of the Treasury Fund to meet its investment objective is directly related to the ability of the Treasury Portfolio to meet its objective. The ability of the Treasury Portfolio to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Treasury Portfolio. The Adviser of the Treasury Fund also serves as investment adviser to the Treasury Portfolio. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the Treasury Fund and the Treasury Portfolio. If a situation arises that may result in a conflict, the Trustees and officers of the Trust will carefully analyze the situation and take all necessary steps to minimize or eliminate the potential conflicts.

PERFORMANCE INFORMATION

          Performance information for the Treasury Fund is not provided because the Treasury Fund has not been in operation for a full calendar year as of the date of this Prospectus.

FEES AND EXPENSES

          The following table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Investment Class of the Treasury Fund. As a shareholder in the Treasury Portfolio, the Treasury Fund bears its ratable share of the Treasury Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the estimated expenses of both the Treasury Fund and the Treasury Portfolio.

     Annual Treasury Fund Operating Expenses (expenses that are deducted from Treasury Fund assets)

Management Fees*......................................................   [0.10]%
Distribution (12b-1) Fees**...........................................     0.10%
Other Expenses***.....................................................   [0.00]%
                                                                         ------
Total Annual Fund Operating Expenses..................................   0.[__]%
                                                                         ======

----------
* This fee is the investment advisory fee paid by the Treasury Portfolio to the Adviser. This fee represents the total estimated expenses of the corresponding Portfolio of the State Street Master Funds.

** The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.10% of average daily net assets may be made.

*** "Other Expenses" include expenses such as shareholder servicing fees. Other Expenses are based on estimated amounts for the current fiscal year.

     Example: This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Treasury Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
$[___]   $[____]

                         STATE STREET TREASURY PLUS FUND

     The State Street Treasury Plus Fund's (the Treasury Plus Fund") investment objective is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value ("NAV"), by investing in U.S. Treasury related obligations with remaining dollar weighted average maturities of sixty days or less. There is no guarantee the Treasury Plus Fund will be able to maintain a stable NAV per share, and you could lose money by investing in the Treasury Plus Fund.

PRINCIPAL INVESTMENT STRATEGIES

     The Treasury Plus Fund is a money market fund that seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Treasury Plus Portfolio (the "Treasury Plus Portfolio") of State Street Master Funds, which has the same investment objective as, and investment policies that are substantially similar to those of, the Treasury Plus Fund. In reviewing the investment objective and strategies of the Treasury Plus Fund below, you should assume that the investment objective and strategies of the Treasury Plus Portfolio are the same in all material respects as those of the Treasury Plus Fund and that, so long as the Treasury Plus Fund has invested its assets in the Treasury Plus Portfolio, the descriptions below of the Treasury Plus Fund's investment strategies and risks should be read as also applicable to the Treasury Plus Portfolio.

     The Treasury Plus Fund attempts to meet its investment objective by investing in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less. Under normal circumstances, the Treasury Plus Fund will invest at least 80% of its net assets in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) and repurchase agreements collateralized by these obligations. The Treasury Plus Fund may invest the remaining 20% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these obligations. The Treasury Plus Fund endeavors to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

     Quality of Securities. The Treasury Plus Fund will limit its portfolio investments to direct obligations of the U.S. Treasury and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by these obligations. Direct obligations of the U.S. Treasury are high-quality securities issued or guaranteed by the U.S. Treasury. Direct obligations of the U.S. Treasury are backed by the full faith and credit of the U.S. Treasury. Although securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

     Portfolio Maturity. The Treasury Plus Fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Treasury Plus Fund will normally hold portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary. The Treasury Plus Fund will invest in securities with maturities of up to 397 calendar days or less and will maintain a dollar-weighted average portfolio maturity for the Treasury Plus Fund of 60 days or less. Investing in short-term U.S. Treasury obligations will result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect the Treasury Plus Fund's price or yield.

     Repurchase Agreements. The Treasury Plus Fund each may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (representing the original purchase price plus interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the Treasury Plus Fund collateralized with securities. The lending Treasury Plus Fund's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The Treasury Plus Fund bears the risk of loss in the event the other party defaults on its obligations and the Treasury Plus Fund is delayed or prevented from its right to dispose of the collateral securities or if the Treasury Plus Fund realizes a loss on the sale of the collateral securities. The Treasury Plus Fund will enter into repurchase agreements with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board of Trustees. The Treasury Plus Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days because such agreements would be considered "illiquid securities."

Restricted and Illiquid Securities. The Treasury Plus Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days and certain restricted securities. A restricted security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements. The Board of Trustees of the Trust have adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

     The Adviser bases its decisions on the relative attractiveness of different U.S. Treasury obligations which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market. There are risks associated with these obligations, which are summarized below.

PRINCIPAL RISKS OF INVESTING IN THE TREASURY PLUS FUND

     - Money Market Risk. The risk that the Treasury Plus Fund will not be able to maintain a NAV per share of $1.00 at all times. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - Interest Rate Risk. Interest rate increases can cause prices of a debt security to decrease. In addition, if a security is prepaid in a period of falling interest rates, the Treasury Plus Fund may have to reinvest the proceeds in lower-yielding investments. Interest rate risk is generally greater in the case of securities with longer durations and in the case of portfolios of securities with longer average durations.

     - Management Strategy Risk. A strategy used by the Adviser may fail to produce the intended results.

     - U.S. Government Securities Risk. Although securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

     - New Fund Risk. Neither the Treasury Plus Fund nor the Treasury Plus Portfolio may grow to or maintain an economically viable size, in which case management of the Treasury Plus Fund or the Treasury Plus Portfolio may determine to liquidate the Treasury Plus Fund or the Treasury Plus Portfolio, respectively, at a time that may not be opportune for shareholders.

     - Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Treasury Plus Fund operates in a master/feeder structure and pursues its objective by investing substantially all of its assets in another mutual fund (referred to as a "master fund") with substantially the same investment objectives, policies and restrictions as the Treasury Plus Fund. The Treasury Plus Fund will invest in the Treasury Plus Portfolio. The ability of the Treasury Plus Fund to meet its investment objective is directly related to the ability of the Treasury Plus Portfolio to meet its objective. The ability of the Treasury Plus Portfolio to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Treasury Plus Portfolio. The Adviser of the Treasury Plus Fund also serves as investment adviser to the Treasury Plus Portfolio. Therefore, conflicts may arise as these persons fulfill their fiduciary responsibilities to the Treasury Plus Fund and the Treasury Plus Portfolio. If a situation arises that may result in a conflict, the Trustees and officers of the Trust will carefully analyze the situation and take all necessary steps to minimize or eliminate the potential conflicts.

PERFORMANCE INFORMATION.

          Performance information for the Treasury Plus Fund is not provided because the Treasury Plus Fund has not been in operation for a full calendar year as of the date of this Prospectus.

FEES AND EXPENSES

          The following table describes the estimated fees and expenses that you may pay if you buy and hold shares of the Investment Class of the Treasury Plus Fund. As a shareholder in the Portfolio, the Treasury Plus Fund bears its ratable share of the Treasury Plus Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the estimated expenses of both the Treasury Plus Fund and the Treasury Plus Portfolio.

     Annual Treasury Plus Fund Operating Expenses (expenses that are deducted from Treasury Plus Fund assets)

Management Fees*.......................................................  [0.10]%
Distribution (12b-1) Fees**............................................    0.10%
Other Expenses***......................................................  [0.00]%
                                                                         ------
Total Annual Fund Operating Expenses...................................  [0.00]%
                                                                         ======

----------
* This fee is the investment advisory fee paid by the Treasury Plus Portfolio to the Adviser. This fee represents the total estimated expenses of the corresponding Portfolio of the State Street Master Funds.

** The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.10% of average daily net assets may be made.

** "Other Expenses" include expenses such as shareholder servicing fees. Other Expenses are based on estimated amounts for the current fiscal year.

     Example: This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Treasury Plus Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Treasury Plus Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS
------   -------
$[___]   $[____]

MANAGEMENT AND ORGANIZATION

     The Funds and the Portfolios. The Trust is an open-end management investment company and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Funds are separate diversified series of the Trust. The Portfolios in which the Funds invest are managed under the general oversight of the Board of Trustees of State Street Master Funds. SSgA Funds Management, Inc., a subsidiary of State Street Corporation, serves as the investment adviser for the Portfolio.

     The Trust's Board of Trustees is responsible for generally overseeing the investment of the Funds' assets. If the Adviser were to invest the Funds' assets directly, it would, subject to such policies as the Board of Trustees may determine, furnish a continuing investment program for the Funds and make investment decisions on the Funds' behalf.

     The Adviser. State Street Global Advisors ("SSgA") is the investment management group of State Street Corporation and includes the Adviser. SSgA is one of the world's largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $1.7 trillion as of December 31, 2006 in investment programs and portfolios for institutional and individual investors. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended ("Advisers Act"), and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. It had over $121 billion in assets under management at December 31, 2006. The Funds have entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Funds' assets directly, at an annual rate of [__]% of the Funds' average daily net assets, in the event that the Funds were to cease investing substantially all of its assets in the Portfolio. The Adviser does not receive any fees from the Funds under that agreement so long as the Funds continue to invest substantially all of its assets in the corresponding Portfolio or in another investment company. The Adviser places all orders for purchases and sales of the underlying Portfolios' investments.

          A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement for the ILR Fund and the U.S. Government Money Market Fund with the Advisor is available in the Fund's annual report dated December 31, 2006.

          The basis for the Board of Trustees approving the Tax Free Money Market Fund's, Treasury Fund's and Treasury Plus Fund's investment advisory agreement with the Adviser will be discussed in the Funds' Semi-Annual Report or Annual Report for the first semi-annual period after the Fund commences operations.

     The Adviser's principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     The Administrator and Custodian. State Street Bank and Trust Company ("State Street"), a subsidiary of State Street Corporation, is the administrator and custodian.

     The Transfer and Dividend Disbursing Agent. ALPS Mutual Funds Services, Inc. is the transfer and dividend disbursing agent.

     The Distributor: ALPS Distributors, Inc. serves as the Funds' Distributor (the "Distributor") pursuant to the Distribution Agreement by and between the Distributor and the Trust.

ADDITIONAL INFORMATION ABOUT THE ILR FUND'S OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

     The investment objective of the ILR Fund as stated above may be changed without shareholder approval. The investment policies described below reflect the ILR Fund's current practices. In addition to the principal risks explained above, other risks are explained in some of the descriptions of the investment policies below:

     Variable and Floating Rate Securities. The ILR Fund may purchase variable rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equity to the period remaining until the next readjustment of the interest rate. The ILR Fund may also purchase floating rate securities. A floating rate security generally provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations.

     Mortgage-Backed Securities. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the ILR Fund may be required to reinvest more frequent prepayments on mortgage-backed investments in lower-yielding investments.

     Asset-Backed Securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the ILR Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the ILR Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

     - Prepayment Risk -- Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. The ILR Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and it may have to reinvest the amount of any prepayments in lower yielding securities.

     - Other Risks Associated with Asset-Backed Securities -- Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

     U.S. Government Securities. US Government securities include US Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the US Government or its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

     Eurodollar Certificates of Deposit (ECDs), Eurodollar Time Deposits (ETDs) and Yankee Certificates of Deposit (YCDs). ECDs are U.S. dollar denominated certificates of deposit issued by a bank outside of the United States. ETDs are U.S. dollar denominated deposits in foreign branches of U.S. banks and foreign banks. YCDs are U.S. dollar denominated certificates of deposit issued by U.S. branches of foreign banks. Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs. The banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to U.S. banks operating in the United States Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.

     Section 4(2) Commercial Paper and Rule 144A Securities. The ILR Fund may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("1933 Act"). This commercial paper is commonly called "Section 4(2) paper." The ILR Fund may also invest in securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act ("Rule 144A securities").

     Section 4(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in
Section 4(2) paper. As a result it suffers from a liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.

     Section 4(2) paper and Rule 144A securities will not be subject to the ILR Fund's 10% limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists. There can be no assurance that a liquid trading market will exist at any time for either Section 4(2) paper or Rule 144A securities. The ILR Fund's Statement of Additional Information ("SAI") addresses the limitation on illiquid securities.

ADDITIONAL INFORMATION ABOUT THE TAX FREE MONEY MARKET FUND'S OBJECTIVE, INVESTMENT STRATEGIES AND RISKS

     The investment objective of the Tax Free Money Market Fund as stated above is fundamental which means that it may not be changed without shareholder approval. The investment policies described below reflect the Tax Free Money Market Fund's current practices. In addition to the principal risks explained above, other risks are explained in some of the descriptions of the investment policies below:

     Eligible Securities. Money market funds invest in securities which qualify as "eligible" securities under the SEC rules applicable to money market mutual funds. At the time of acquisition, the Adviser will have determined that these eligible securities present minimal credit risk. In general, eligible securities include securities that: (1) are rated in one of the two highest short-term rating categories by at least two Nationally Recognized Statistical Rating Organizations (NRSRO); (2) are rated by one NRSRO, if only one rating service has rated the security; or (3) if unrated, are of comparable quality, as determined by the Adviser in accordance with procedures established by the Board of Trustees.

     Portfolio Maturity. A money market fund must limit its investments to securities with remaining maturities determined in accordance with applicable SEC regulations and must maintain a dollar-weighted average maturity of 90 days or less. The Tax Free Money Market Fund expects normally to hold many portfolio instruments to maturity, but may dispose of them prior to maturity if the Adviser finds it advantageous or necessary. Investing in short-term money market instruments will result in high portfolio turnover.

     Municipal Securities. Municipal securities may be issued to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities. General obligations are backed by the full faith and credit of the issuer. These securities include, for example, tax anticipation notes, bond anticipation notes and general obligation bonds. Revenue obligations are generally backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Private activity and industrial development bonds are dependent on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental users, and the user, rather than the municipality, assumes the credit risk. A municipal bond, like a bond issued by a corporation or the US government, obligates the obligor on the bond to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

     Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. In determining the credit quality of insured or letter of credit backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

     Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets. However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges.

     Tax Exempt Commercial Paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Tax Free Money Market Fund will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch's Investor Service.

     Variable and Floating Rate Securities. The Tax Free Money Market Fund may purchase variable rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equity to the period remaining until the next readjustment of the interest rate. The Tax Free Money Market Fund may also purchase floating rate securities. A floating rate security generally provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations.

ADDITIONAL INFORMATION ABOUT THE U.S. GOVERNMENT MONEY MARKET FUND'S OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

     The investment objective of the U.S. Government Money Market Fund as stated above may be changed without shareholder approval. The investment policies described below reflect the U.S. Government Money Market Fund's current practices. In addition to the principal risks explained above, other risks are explained in some of the descriptions of the investment policies below:

     U.S. Government Securities. Securities issued or guaranteed by certain agencies and instrumentalities of the US government are not supported by the full faith and credit of the United States. For example, mortgage-backed securities issued by Fannie Mae or Freddie Mac are backed only by the credit of those issuers.

     Variable and Floating Rate Securities. The U.S. Government Money Market Fund may purchase variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. A variable rate obligation whose interest rate is adjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The U.S. Government Money Market Fund may also purchase floating rate securities. A floating rate security generally provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Variable and floating rate securities are subject to many of the risks of investing in debt securities generally.

SHAREHOLDER INFORMATION

     Determination of Net Asset Value. The Funds determine the price per share (or NAV) once each business day at 4:00 p.m. Eastern time (ET) or the close of the New York Stock Exchange (the "NYSE"), whichever is earlier. Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veteran's Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on these holidays. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by 4 p.m. ET before a purchase order can be accepted.

     The price per share for the Funds is computed by adding the value of all securities and other assets of the Funds, deducting accrued liabilities, dividing by the number of shares outstanding and rounding to the nearest cent.

     The Funds seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     Purchasing Shares. Investors pay no sales load to invest in the Funds. The price for Fund shares is the NAV per share. Orders will be priced at the NAV next calculated after the order is accepted by the Funds.

     The minimum initial investment in the Funds is $25 million, although the Adviser may waive the minimum in its discretion. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See "Redeeming Shares" below). The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds' custodian bank by a Federal Reserve Bank). The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

    HOW TO PURCHASE SHARES

BY MAIL:

     An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:

Fund Name
P.O. Box 13515
Denver, CO 80202

BY TELEPHONE/FAX:

     An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (303) 825-2575. Call the Fund at (303) 623-2577 between the hours of 9:00 a.m. ET and 8:00 p.m. ET to:

     [ ] confirm receipt of the faxed Institutional Account Application Form (initial purchases only),

     [ ]  request your new account number (initial purchases only),

     [ ]  confirm the amount being wired and wiring bank,

     [ ] confirm the name and number of the contact person in connection with the order at the wiring bank, and

     [ ] receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the
          Fund),

     For your initial investment, send the original, signed Institutional Account Application Form to the address above.

WIRE INSTRUCTIONS:

     Instruct your bank to transfer money by Federal Funds wire to:

     State Street Bank & Trust Co
     2 Avenue de Lafayette
     Boston, MA 02111

     ABA# 011000028
     DDA# 0015-755-2
     Account Name: Fund Name
     Ref: Shareholder Account #
     Ref: Shareholder Name

     On Columbus Day and Veteran's Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by 4 p.m. ET before a purchase order can be accepted.

     You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds' agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.

     In accordance with certain federal regulations, the Trust is required to obtain, verify and record information that identifies each entity who applies to open an account. For this reason, when you open (or change ownership of) an account, the Trust will request certain information, including your name, address and taxpayer identification number which will be used to verify your identity. If you are unable to provide sufficient information to verify your identity, the Trust will not open an account for you. As required by law, the Trust may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct. The Trust reserves the right to reject any purchase for any reason, including failure to provide the Trust with information necessary to confirm your identity as required by law.

     Redeeming Shares. An investor may withdraw all or any portion of its investment at the NAV next determined after it submits a withdrawal request, in proper form, to the Funds. Redemption orders are processed at the NAV next determined after the Fund receives your order in good form. If the Funds receive your redemption order prior to 4 p.m. ET on a business day, the Funds may send payment for your redeemed shares on that day. Otherwise, the Funds will generally send payment for your redeemed shares on the next business day. The Funds reserve the right to pay for redeemed shares within seven days after receiving your redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Funds. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the Investment Company Act of 1940, as amended, if an emergency exists.

     A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser's discretion. The Funds reserve the right to modify its minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor's account if the investor's account balance falls below the applicable minimum amount due to transaction activity.

HOW TO REDEEM SHARES

BY MAIL

     Send a signed letter to:
     Fund Name
     P.O. Box 13515
     Denver, CO 80202

     The letter should include information necessary to process your request as described below. The Fund may require a signature guarantee in certain circumstances. See "Signature Guarantees" below.

BY TELEPHONE BETWEEN THE HOURS OF 9:00 A.M. AND 8 P.M. EASTERN TIME

     Please Call (303) 623-2577

     The Fund will need the following information to process your redemption request:

     [ ]  name(s) of account owners;

     [ ]  account number(s);

     [ ]  the name of the Fund;

     [ ]  your daytime telephone number; and

     [ ]  the dollar amount, percentage or number of shares being redeemed.

     On any day that the Funds calculate NAV earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.

     Signature Guarantees. Certain redemption requests must include a signature guarantee for each registered account owner if any of the following apply:

     [ ]  Your account address has changed within the last 10 business days.

     [ ]  A wire is being made payable to someone other than the account owner.

     [ ] Redemption proceeds are being transferred to an account with a different registration.

     [ ] A wire is being sent to a financial institution other than the one that has been established on your Fund account.

     [ ]  Other unusual situations as determined by the Funds' transfer agent.

     The Funds reserve the right to waive signature guarantee requirements, require a signature guarantee under other circumstances or reject or delay redemption if the signature guarantee is not in good form. Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a signature guarantee. The Funds reserve the right to reject a signature guarantee if it is not provided by a STAMP 2000 Medallion guarantor.

     About Telephone and Internet Transactions. You may choose to access your account 24 hours a day and conduct transactions in the Funds via its web interface secure account access. All shareholder transaction orders via the Internet are processed at the NAV next determined after your transaction order is received in good order. To learn more and sign up for online account access, please see the website at www.sttfunds.com. Telephone and Internet transactions are extremely convenient but are not free from risk. Neither the Funds nor the Funds' agents will be responsible for any losses resulting from unauthorized telephone or Internet transactions if reasonable security procedures are followed. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted via the Internet or by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted via the Internet or by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone or to transact business over the Internet. Technological irregularities may also make the use of the Internet slow or unavailable at times. If you are unable to reach us by telephone or unable to transact business over the Internet, consider sending written instructions.

     The Funds may terminate the receipt of redemption or exchange orders by telephone or the Internet at any time, in which case you may redeem or exchange shares by other means.

     Policies to Prevent Market Timing. Frequent purchases and redemptions of Fund shares may present risks for other shareholders of the Funds, which may include, among other things, interference in the efficient management of the Fund's portfolio, increased brokerage and administrative costs and forcing the Funds to hold excess levels of cash.

     The Trust's Board of Trustees has adopted policies and procedures designed to detect and prevent inappropriate short-term trading activity that is harmful to the Funds. Because most of the interests in the Funds are held by investors indirectly through one or more financial intermediaries, the Funds do not generally have information about the identity of those investors or about transactions effected by those investors. Rather, the Funds and service providers to the Funds periodically review cash inflows and outflows from and to those intermediaries in an attempt to detect inappropriate trading activity by investors holding shares through those intermediaries. The Funds may not be able to determine whether trading by an investor holding shares through a financial intermediary is engaged in trading activity in the Funds' shares that may be harmful to the Funds or the Funds' shareholders.

     The Funds reserve the right in its discretion to reject any purchase, in whole or in part including, without limitation, by a person whose trading activity in Fund shares the Adviser believes could be harmful to the Funds. The Funds may decide to restrict purchase and sale activity in its shares based on various factors, including, without limitation, whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect performance. There can be no assurance that the Fund, the Adviser, State Street or their agents will identify all frequent purchase and sale activity affecting the Funds.

     PORTFOLIO HOLDINGS DISCLOSURE

     The Fund's portfolio holdings disclosure policy is described in the Statement of Additional Information.

CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

     To compensate ALPS for the services it provides and for the expenses it bears in connection with the distribution of shares of the Funds, the Investment Class shares of the Funds make payments to ALPS under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of up to 0.10% on Investment Class shares of the Funds. Because Rule 12b-1 fees are paid out of the Funds' Investment Class assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales loads. All shareholders of Investment Class shares share in the expense of Rule 12b-1 fees paid by the Funds. It is expected that ALPS will pay substantially all of the amounts it receives under the Plan to intermediaries involved in the sale of Investment Class shares of the Funds.

     The Funds' Investment Class shares generally are sold to clients of financial intermediaries ("Service Organizations"), which have entered into shareholder servicing agreements with [ALPS]. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of shares of the Funds. ALPS will make payments to Service Organizations for services provided at an annual rate of up to 0.25%. The Funds expect to reimburse ALPS for such payments made by ALPS to Service Organizations.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

     The Adviser, or an affiliate of the Adviser, out of its own resources, and without additional cost to the Funds and its shareholders, may make additional payments to financial intermediaries (including affiliates of the Adviser) whose client or customer invests in the Funds. Generally, such financial intermediaries may (though they will not necessarily) provide shareholder servicing and support for their customers who purchase shares of the Funds. Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Adviser and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December.

     The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Foreign persons should consult the Statement of Additional Information.

     The Funds intend to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Funds' failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

     Dividends from investment income and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or reinvested in additional shares. Taxes on distributions of capital gains are determined by how long the Funds owned the investments that generated them, rather than how long a shareholder has owned his or her shares.

FINANCIAL HIGHLIGHTS

     The Financial Highlights table is intended to help you understand the ILR Fund's financial performance since inception. Certain information reflects financial results for a single share of the ILR Fund. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [____________] LLP, whose report, along with the ILR Fund's financial statements, are included in the Fund's annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the Statement of Additional Information. Financial Highlights for the other Funds will be available after the end of each Fund's first fiscal year.

FINANCIAL HIGHLIGHTS -- SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                             YEAR ENDED   YEAR ENDED    PERIOD ENDED
                                                             12/31/2006   12/31/2005      12/31/04*
                                                             ----------   ----------    ------------
PER SHARE OPERATING PERFORMANCE(A):
Net Asset Value, Beginning of Period .....................   $   1.0000   $   1.0000    $ 1.0000
                                                             ----------   ----------    --------
INVESTMENT OPERATIONS:
   Net investment income .................................       0.0496       0.0315      0.0066
                                                             ----------   ----------    --------
   Gain (loss) on investments ............................           --       0.0000**        --
                                                             ----------   ----------    --------
      Total from investment operations ...................       0.0496       0.0315      0.0067
                                                             ----------   ----------    --------
LESS DISTRIBUTIONS FROM:
   Net investment income .................................      (0.0496)     (0.0315)    (0.0066)
                                                             ----------   ----------    --------
   Net increase (decrease) in net assets .................           --           --          --
                                                             ----------   ----------    --------
NET ASSET VALUE, END OF PERIOD ...........................   $   1.0000   $   1.0000    $ 1.0000
                                                             ==========   ==========    ========
TOTAL RETURN(B) ..........................................         5.07         3.19%       0.66%
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..............   $6,194,720   $1,639,747    $381,638
   Ratio of gross expenses to average net assets .........         0.17%        0.17%       0.23%***
   Ratio of net expenses to average net assets ...........         0.12%        0.14%       0.15%***
   Ratio of net investment income to average net assets ..         5.07%        3.30%       1.67%***
   Voluntary expense reimbursement (c) ...................         0.03%        0.01%         --

----------
*    The ILR Fund commenced operations on August 12, 2004.

**   Amount is less than $0.0001.

***  Annualized.

(a) The per share amounts and percentages include the ILR Fund's proportionate share of income and expenses of the State Street Money Market Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above.

     For more information about the Funds:

     The Funds' SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds' investments is available in the Fund's annual and semiannual reports to shareholders.

     The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (877) 521-4083. The Fund's Internet website, primarily intended for account access, does not contain such information.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSGA FUNDS MANAGEMENT, INC.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

The State Street Institutional Investment Trust's Investment Company Act File Number is 811-9819.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                                  (the "Trust")
                                  P.O. Box 5049
                           Boston, Massachusetts 02206

                       STATE STREET EQUITY 500 INDEX FUND

                       STATE STREET EQUITY 400 INDEX FUND

                       STATE STREET EQUITY 2000 INDEX FUND

                     STATE STREET AGGREGATE BOND INDEX FUND

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

                 STATE STREET U.S. GOVERNMENT MONEY MARKET FUND

              STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND

         STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND

              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

                           STATE STREET TREASURY FUND

                         STATE STREET TREASURY PLUS FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                               [__________], 2007

          This Statement of Additional Information ("SAI") relates to the prospectuses dated [___________], 2007, as amended for time to time thereafter (the "Prospectuses") for the State Street Equity 500 Index Fund, State Street Equity 400 Index Fund, State Street Equity 2000 Index Fund, State Street Aggregate Bond Index Fund, State Street Institutional Liquid Reserves Fund, State Street U.S. Government Money Market Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund, State Street Institutional Tax Free Money Market Fund, State Street Treasury Fund and State Street Treasury Plus Fund.

          The SAI is not a prospectus and should be read in conjunction with the Prospectuses. A copy of a Prospectus can be obtained free of charge by calling
(866) 293-0869 or by written request to the Trust at the address listed above.

          The Trust's financial statements for the fiscal year ended December 31, 2006, including the independent registered public accounting firm report thereon, are included in the Trust's annual report and are incorporated into this SAI by reference. A copy of the Trust's annual report is available, without charge, upon request, by calling (866) 392-0869 or by written request to the Trust at the address above.

TABLE OF CONTENTS

Trust History.............................................................     3
Description of the Funds and Their Investments and Risks..................     3
Additional Investments and Risks..........................................     5
Management of the Trust...................................................    16
Control Persons and Principal Holders of Securities.......................    19
Investment Advisory and Other Services....................................    20
Brokerage Allocation and Other Practices..................................    24
Capital Stock and Other Securities........................................    25
Purchase, Redemption and Pricing of Shares................................    25
Taxation of the Funds.....................................................    26
Underwriter...............................................................    28
Financial Statements......................................................    30
Appendix A - Ratings of Debt Instruments..................................   A-1
Appendix B - Trust's Proxy Voting Procedures..............................   B-1
Appendix C - Adviser's Proxy Voting Procedures............................   C-1

TRUST HISTORY

          The Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000.

          The Trust is an open-end management investment company. The Trust contains the following diversified series:

     -    State Street Equity 500 Index Fund (the "Equity 500 Index Fund");

     -    State Street Equity 400 Index Fund (the "Equity 400 Index Fund");

     -    State Street Equity 2000 Index Fund (the "Equity 2000 Index Fund");

     -    State Street Aggregate Bond Index Fund (the "Aggregate Bond Index
          Fund");

     - State Street Institutional Limited Duration Bond Fund (the "Limited Duration Bond Fund");

     -    State Street Institutional Liquid Reserves Fund (the "ILR Fund");

     - State Street Institutional Tax Free Limited Duration Bond Fund (the "Tax Free Limited Duration Bond Fund");

     -    State Street Tax Free Money Market Fund (the "Tax Free Money Market
          Fund");

     - State Street U.S. Government Money Market Fund (the "U.S. Government Money Market Fund")

     -    State Street Treasury Fund (the "Treasury Fund"); and

     -    State Street Treasury Plus Fund (the "Treasury Plus Fund").

          The Equity 500 Index Fund, the Equity 400 Index Fund, the Equity 2000 Index Fund and the Aggregate Bond Index Fund are referred to in this SAI as the "Index Funds." The Liquid Reserves Fund, Treasury Fund, Treasury Plus Fund and the U.S. Government Money Market Fund are referred to in this SAI as the "Money Funds" or "Money Market Funds." The Tax Free Limited Duration Bond Fund and Tax-Free Money Market Fund are referred to in this SAI as the "Tax-Free Funds." The Limited Duration Bond Fund and the Tax Free Limited Duration Bond Fund are referred to in this SAI as the "Limited Duration Bond Funds." The Treasury Fund and the Treasury Plus Fund are referred to in this SAI as the "Treasury Funds." All Funds together are referred to in this SAI as the "Funds."

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

          Each Fund's Prospectus contains information about the investment objective and policies of that Fund. This SAI should only be read in conjunction with the Prospectus of the Fund or Funds in which you intend to invest. In addition to the principal investment strategies and the principal risks of the Fund described in the Fund's Prospectus, a Fund may employ other investment practices and may be subject to additional risks, which are described below.

Additional Information Concerning the S&P 500 Index

          The Equity 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of shares of the Equity 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Equity 500 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Equity 500 Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the price and number of shares of the Equity 500 Index Fund or the timing of the issuance or sale of shares of the Fund, or calculation of the equation by which shares of the Fund are redeemable for cash.

          S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the Equity 500 Index Fund. S&P does not guarantee the accuracy or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Equity 500 Index Fund, owners of shares of the Fund or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Additional Information Concerning the S&P 400 Index

          The Equity 400 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of shares of the Equity 400 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 400 Index to track general stock market performance. S&P's only relationship to the Equity 400 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 400 Index, which is determined, composed and calculated by S&P without regard to the Equity 400 Index Fund. S&P has no obligation to take the needs of the Equity 400 Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 400 Index. S&P is not responsible for and has not participated in the determination of the price and number of shares of the Equity 400 Index Fund or the timing of the issuance or sale of shares of the Fund, or calculation of the equation by which shares of the Fund are redeemable for cash.

          S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the Equity 400 Index Fund. S&P does not guarantee the accuracy or the completeness of the S&P 400 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Equity 400 Index Fund, owners of shares of the Fund or any other person or entity from the use of the S&P 400 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 400 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Additional Information Concerning the Russell 2000 Index

          The Equity 2000 Index Fund is not sponsored, endorsed, promoted by, or in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the Equity 2000 Index Fund or any associated literature or publications, and Russell makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 Index. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell 2000 Index. Russell's publication of the Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 Index or any data included in the Index. Russell makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 Index or any data included therein, or any security (or combination thereof) comprising the Index. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Russell 2000 Index or any data or any security (or combination thereof) included therein.

Additional Information Concerning the Lehman Brothers Aggregate Bond Index (the "LBAB Index")

          The Aggregate Bond Index Fund is not sponsored, endorsed, sold or promoted by Lehman Brothers Holdings, Inc. ("Lehman Brothers"). Lehman Brothers makes no representation or warranty, express or implied, to the owners of shares of the Aggregate Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the LBAB Index to track general performance. Lehman Brothers' only relationship to the Aggregate Bond Index Fund is the licensing of certain trademarks and trade names of Lehman Brothers and of the LBAB Index, which is determined, composed and calculated by Lehman Brothers without regard to the Fund. Lehman Brothers has no obligation to take the needs of the Aggregate Bond Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the LBAB Index. Lehman Brothers is not responsible for and has not participated in the determination of the price and number of shares of the Aggregate Bond Index Fund or the timing of the issuance or sale of shares of the Fund.

          Lehman Brothers has no obligation or liability in connection with the administration, marketing or trading of shares of the Aggregate Bond Index Fund. Lehman Brothers does not guarantee the accuracy or the completeness of the LBAB Index or any data included therein and Lehman Brothers shall have no liability for any errors, omissions or interruptions therein. Lehman Brothers makes no warranty, express or implied, as to results to be obtained by the Aggregate Bond Index Fund, owners of shares of the Fund or any other person or entity from the use of the LBAB Index or any data included therein. Lehman Brothers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the LBAB Index or any data included therein. Without limiting any of the foregoing, in no event shall Lehman Brothers have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INVESTMENTS AND RISKS

          To the extent consistent with its investment objective and restrictions, each Fund may invest in the following instruments and use the following techniques.

Cash Reserves

          Each Index Fund and Tax Free Fund may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (i) short-term obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated at the time of purchase Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by S&P or, if unrated, of comparable quality in the opinion of SSgA Funds Management, Inc. (the "Adviser"); (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time an Index Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S & P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser. To the extent that an Index Fund holds the foregoing instruments its ability to track its corresponding Index may be adversely affected. See Appendix A for more information on the ratings of debt instruments.

Futures Contracts and Options on Futures

          Each Index Fund and the Limited Duration Bond Fund may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts.

          A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, an Index Fund is required to deposit an initial margin with the futures broker. The initial margin serves as a "good faith" deposit that an Index Fund will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

          Options on futures contracts give the purchaser the right to assume a position in a futures contract at a specified price at any time before expiration of the option. Each Index Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Illiquid Securities

          Each Fund may invest in illiquid securities. Each Index Fund and Tax Free Fund will invest no more than 15% of its net assets, and each Money Market Fund will invest no more than 10% of its net assets, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Lending of Fund Securities

          Each Index Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by an Index Fund. An Index Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. An Index Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, an Index Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Options on Securities and Securities Indices

          Each Index Fund may purchase or sell options on securities in which it may invest and on indices that are comprised of securities in which it may invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded. Typically, a call option will be profitable to the holder of the option if the value of the security or the index increases during the term of the option; a put option will be valuable if the value of the security or the index decreases during the term of the option. The Index Funds may also invest in warrants, which entitle the holder to buy equity securities at a specific price for a specific period of time.

Purchase of Other Investment Company Shares

          Each Fund may, to the extent permitted under the Investment Company of 1940, as amended (the "1940 Act") and exemptive rules and orders thereunder, invest in shares of other investment companies which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Fund's. With the exception of the Treasury Funds, these investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

Repurchase Agreements

          Each Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, the Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day).

The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

Section 4(2) Commercial Paper/Rule 144A Securities

          Each Fund, other than the Treasury Funds, may also invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("1933 Act") ("Section 4(2) paper") or in securities that that can be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act ("Rule 144A securities").

          Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Rule 144A securities generally must be sold only to other qualified institutional buyers.

          Section 4(2) paper and Rule 144A securities will not be subject to each Fund's percentage limitations on illiquid securities when the Adviser (pursuant to guidelines adopted by the Board of Trustees) determines that a liquid trading market exists. There can be no assurance that a liquid trading market will exist at any time for either Section 4(2) paper or Rule 144A securities.

Tax Exempt Commercial Paper

          The Tax-Free Funds may invest in tax exempt commercial paper. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Tax-Free Funds will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch's Investor Service. See Appendix A for more information on the ratings of debt instruments.

U.S. Government Securities

          Each Fund may purchase U.S. government securities. The types of U.S. government obligations in which each Fund may at times invest include: (1) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. government will provide financial support to such U.S. government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.

          The Money Funds except for the Treasury Funds may purchase U.S. government obligations on a forward commitment basis. The Money Funds except for the Treasury Funds may also purchase Treasury Inflation-

Protection Securities, a type of inflation-indexed Treasury security. Treasury Inflation Protected Securities provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers ("CPI-U").

When-Issued Securities

          Each Fund may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Fund until settlement takes place. The Fund segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. When entering into a when-issued transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. The Money Funds will not invest more than 25% of their respective net assets in when-issued securities.

          Securities purchased on a when-issued basis and held by a Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value ("NAV").

          When payment for when-issued securities is due, a Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Reverse Repurchase Agreements

          The Aggregate Bond Index Fund and the Money Funds, except for the Treasury Funds, may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. A Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Cash or liquid high-quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Fund's custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect a Fund's ability to reacquire the underlying securities.

Total Return Swaps

          The Aggregate Bond Index Fund and the Limited Duration Bond Fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. A Fund's return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines.

Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("YCDs")

          The Aggregate Bond Index Fund, Limited Duration Fund and the Money Funds, except for the Treasury Funds, may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar denominated certificates of deposit issued by foreign branches of domestic banks and foreign banks. YCDs are U.S. dollar denominated certificates of deposit issued by U.S. branches of foreign banks.

          Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Forward Commitments

          The Aggregate Bond Index Fund, the Tax Free Funds, the Limited Duration Bond Fund and the Money Funds may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price.

          Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Fund may dispose of a commitment prior to settlement if Adviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

Interest Rate Swaps

          The Aggregate Bond Index Fund and the Limited Duration Bond Fund may enter into interest rate swap transactions with respect to any security it is entitled to hold. Interest rate swaps involve the exchange by the Aggregate Bond Index Fund with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Aggregate Bond Index Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Aggregate Bond Index Fund intends to use these transactions as a hedge and not as a speculative investment.

Investment-Grade Bonds

          The Aggregate Bond Index Fund and the Liquid Reserves Fund may invest in corporate notes and bonds that are rated investment-grade by a Nationally Recognized Statistical Rating Organization ("NRSRO") (and, in the case of the Liquid Reserves Fund, rated in one of the two short-term highest rating categories by at least two NRSROs or by one NRSRO if only one NRSRO has rated the security) or, if unrated, are of comparable quality to the rated securities described above, as determined by the Adviser, in accordance with procedures established by the Board of Trustees. Investment-grade securities include securities rated Baa by Moody's or BBB- by S&P (and securities of comparable quality), which have speculative characteristics.

Asset-Backed Securities

          The Aggregate Bond Index Fund, the Liquid Reserves Fund and the Treasury Plus Fund may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security. Use of asset-backed securities will represent less than 5% of the Liquid Reserves Fund's total assets by issuer.

Mortgage-Backed and Mortgage-Related Securities

          The Aggregate Bond Index Fund, the Limited Duration Bond Fund and the Money Funds, except for the Treasury Funds, may invest in mortgage pass-through certificates. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), which is a shareholder-owned government-sponsored enterprise established by Congress, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

1. GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

2. FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

3. FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

          Privately issued mortgage-backed securities, including collateralized mortgage obligations, may have characteristics similar to those described above, but do not have the backing of the U.S. government or any agency or instrumentality. Certain "tranches" of mortgage pools may represent an interest in only a portion of the interest or principal payments paid on the underlying mortgages, and these values may be highly volatile.

          The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

          Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest rate mortgages tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Mortgage-Backed Security Rolls

          The Aggregate Bond Index Fund may enter into "forward roll" transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, the Fund will sell a mortgage security to a dealer or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. There are two primary risks associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty's ability to redeliver the security at the termination of the roll. Therefore, the counterparty to a roll must meet the same credit criteria as the Fund's repurchase agreement counterparties. Second, the security which is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., it must have the same coupon, be issued by the same agency and be of the same type, have the same original stated term to maturity, be priced to result in similar market yields and must be "good delivery." Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.

Variable and Floating Rate Securities

          The Aggregate Bond Index Fund and the Money Funds may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Zero Coupon Securities

          The Aggregate Bond Index Fund and the Money Funds, except for the Treasury Funds, may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), the Aggregate Bond Index Fund and the Money Funds must distribute at least 90% of their net investment income, including the original issue discount accrued on zero coupon bonds. Because the Funds will not receive cash payments on a current basis from the issuer in respect of accrued original discount, the Funds may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement. Such cash might be obtained from selling other portfolio holdings of the Funds. In some circumstances such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Funds to sell such securities at such time.

          The Money Funds, except for the Treasury Funds, may invest no more than 25% of their respective total assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Variable Amount Master Demand Notes

          The Money Funds, except for the Treasury Funds, may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Credit Default Swaps

         The Limited Duration Bond Fund may enter into credit default swap transactions. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a "protection buyer," make periodic payments to the other party, a "protection seller," in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

          As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, when the Fund is a protection buyer, the Fund's investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

          The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

          The use of credit default swaps, like all swap agreements, is subject to certain risks. If a counterparty's creditworthiness declines, the value of the swap would likely decline because of the heightened risk that the counterparty may be unable to satisfy its payment obligations (particularly if the counterparty was the protection seller under the credit default swap contract). In addition, there is no guarantee that the Fund can eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Municipal and Municipal-Related Securities

          The Tax-Free Funds may invest in municipal and municipal-related securities, as set forth below. Municipal obligations are affected by economic, business or political developments. These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes. The Tax-Free Funds may be more adversely impacted by changes in tax rates and policies than other funds. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Tax-Free Funds ability to acquire and dispose of municipal securities at desirable yield and price levels. Concentration of a Tax-Free Fund's investments in these municipal obligations will subject the Fund, to a greater extent than if such investment was not so concentrated, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of concentration.

          Auction Rate Securities

          Auction rate municipal securities permit the holder to sell the securities in an auction at par value at specified intervals. The dividend or interest is typically reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. A Fund will take the time remaining until the next scheduled auction date into account for purposes of determining the securities' duration.

          Industrial Development and Private Activity Bonds

          Industrial development bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; ports and airport facilities; colleges and universities; and hospitals. The principal security for these bonds is generally the net revenues derived from a particular facility, group of facilities, or in some cases, the proceeds of a special excise tax or other specific revenue sources. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability without obligation to make up deficiencies in the debt service reserve fund.

          Private activity bonds are considered municipal securities if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the value of any real or personal property pledged as security for such payment. As noted in each Tax-Free Fund's Prospectus and discussed below under "Taxation of the Funds," interest income on these bonds may be an item of tax preference subject to federal alternative minimum tax for individuals and corporations.

          Insured Municipal Securities

          Insured municipal securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a fund to receive only the face or par value of the securities held by the fund, but the ability to be paid is limited to the claims paying ability of the insurer. The insurance does not guarantee the market value of the municipal securities or the net asset value of a fund's shares. Insurers are selected based upon the diversification of its portfolio and the strength of the management team which contributes to the claims paying ability of the entity. However, the Adviser selects securities based upon the underlying credit with bond insurance viewed as an enhancement only. The Adviser's objective is to have an enhancement that provides additional liquidity to insulate against volatility in changing markets.

          Municipal Leases

          The Tax-Free Funds may purchase participation interests in municipal obligations, including municipal lease/purchase agreements. Municipal leases are an undivided interest in a portion of an obligation in the form of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. Certain participation interests may permit a Fund to demand payment on not more than seven days' notice, for all or any part of the fund's interest, plus accrued interest.

          Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Some leases or contracts include "non-appropriation" clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce these risks, the Tax-Free Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by a letter of credit or guarantee of a bank.

          Whether a municipal lease agreement will be considered illiquid for the purpose of a Fund's restriction on investments in illiquid securities will be determined in accordance with procedures established by the Board of Trustees.

          Municipal Securities

          Municipal securities may bear fixed, floating or variable rates of interest or may be zero coupon securities. Municipal securities are generally of two types: general obligations and revenue obligations. General obligations are backed by the full faith and credit of the issuer. These securities include tax anticipation notes, bond anticipation notes, general obligation bonds and commercial paper. Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds. Tax anticipation notes are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues. Bond anticipation notes are issued in expectation of the issuer obtaining longer-term financing.

          Pre-Refunded Municipal Securities

          The interest and principal payments on pre-refunded municipal securities are typically paid from the cash flow generated from an escrow fund consisting of U.S. Government securities. These payments have been "pre-refunded" using the escrow fund.

          Tender Option Bonds

          A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. Subject to applicable regulatory requirements, the Fund may buy tender option bonds if the agreement gives the Fund the right to tender the bond to its sponsor no less frequently than once every 397 days. The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying obligation, any custodian and the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons.

Treasury Inflation-Protection Securities

          The Limited Duration Bond Fund may invest in Inflation-Protection Securities ("IPS"), a type of inflation-indexed Treasury security. IPS typically provide for semiannual payments of interest and a payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the Consumer Price Index for All Urban Consumers ("CPI-U").

          Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

          IPS also provide for an additional payment (a "minimum guarantee payment") at maturity if the security's inflation-adjusted principal amount for the maturity date is less than the security's principal amount at issuance. The amount of the additional payment will equal the excess of the security's principal amount at issuance over the security's inflation-adjusted principal amount for the maturity date.

Investment Restrictions

          The Portfolios in which the Funds invest each have substantially the same investment restrictions as their corresponding Funds. In reviewing the description of a Fund's investment restrictions below, you should assume that the investment restrictions of the corresponding Portfolio are the same in all material respects as those of the Fund.

          The Trust has adopted the following restrictions applicable to the Index Funds, which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of a Fund, which is defined in the 1940 Act, to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy.

Each Index Fund may not:

          (1) Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings).

          (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

          (3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

          (4) Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities.

          (5) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

          (6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities, or to securities issued by other investment companies.

          (7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer, provided that such limitation does not apply to securities issued by other investment companies.

          (8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities), if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

          (9) Issue any class of securities which is senior to the Fund's shares, to the extent prohibited by the Investment Company Act of 1940, as amended.

          In addition, it is contrary to each Index Fund's present policy, which may be changed without shareholder approval, to invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

          The Trust has also adopted the following fundamental investment policies, which, with respect to the Money Funds, may not be changed without the approval of a majority of the shareholders of the respective Fund, as defined above. Each Money Fund will not:

          (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Foreign and domestic branches of U.S. and foreign banks are not considered a single industry for purposes of this restriction.

          (2) Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

          (3) Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33 1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

          (4) Invest in securities of any one issuer (other than securities issued by the U.S. government, its agencies, and instrumentalities or securities issued by other investment companies), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets or the Fund would hold more than 10% of the outstanding voting securities of such issuer.

          (5) Make loans to any person or firm; provided, however, that the making of a loan shall not include: (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into "repurchase agreements." The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Fund's total assets.

          (6) Invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

          (7) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

          (8) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

          The concentration policy of the Liquid Reserves Fund (as set forth in Investment Restriction No. 1, above) permits the Liquid Reserves Fund to invest, without limit, in bankers' acceptances, certificates of deposit and similar instruments issued by: (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), (iii) foreign branches of U.S. banks (in circumstances in which the Liquid Reserves Fund will have recourse to the U.S. bank for the obligations of the foreign branch), and (iv) foreign branches of foreign banks (although the Fund would only do so if the Adviser were to determine that the foreign branches of foreign banks are subject to the same or substantially similar regulations as U.S. banks). The Liquid Reserves Fund may concentrate in such instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Liquid Reserves Fund's quality standards in the banking industry justify any additional risks associated with the concentration of the Fund's assets in such industry. To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

          All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to a Fund, the other investment policies described in this Statement of Additional Information or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

          The Trust has also adopted the following fundamental investment restrictions, which, with respect to the Limited Duration Bond Fund, The Tax Free Limited Duration Bond Fund and the Tax Free Money Market Fund, may not be changed without the approval of a majority of the outstanding voting securities of the respective Fund, as defined above.

          Each of the Limited Duration Bond Fund, the Tax Free Limited Duration Bond Fund and the Tax Free Money Market Fund will not:

          (1) issue any class of securities which is senior to the Fund's shares of beneficial interest, except to the extent the Fund is permitted to borrow money or otherwise to the extent consistent with applicable law from time to time.

          Note: The 1940 Act currently prohibits an open-end investment company from issuing any senior securities, except to the extent it is permitted to borrow money (see Note following restriction 2, below).

          (2) borrow money, except to the extent permitted by applicable law from time to time, or purchase securities when outstanding borrowings of money exceed 5% of the Fund's total assets;

          Note: The 1940 Act currently permits an open-end investment company to borrow money from a bank (including by entering into reverse repurchase agreements) so long as the ratio which the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%.

          (3) act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws

          (4)(i) as to 75% of its total assets, purchase any security (other than U.S. Government securities and securities of other investment companies), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer, or

          (ii) purchase any security (other than securities of the U.S. Government, its agencies or instrumentalities) if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry; there is no limit on the Tax Free Funds' investments in municipal securities (for purposes of this investment restriction, investment companies are not considered to be part of any industry);

          (5) make loans, except by purchase of debt obligations or other financial instruments, by entering into repurchase agreements, or through the lending of its portfolio securities;

          (6) purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except as required in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectuses or this SAI at the time; and

          (7) purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans).

          To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

          All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to a Fund, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

Disclosure of Portfolio Holdings

Introduction

          Each Fund currently invests all of its assets in a related Portfolio, each of which is a series of State Street Master Funds ("Master Trust"), that has the same investment objectives and substantially the same investment policies as the relevant Fund. The Master Trust and the Trust, on behalf of each of their respective series (collectively, the "Trusts"), have adopted a joint portfolio holdings disclosure policy (the "Policy").

          The Trusts disclose to the general public the complete schedule of portfolio holdings of their respective Portfolios or Funds for the second and fourth fiscal quarters on Form N-CSR, and for the first and third fiscal quarters on Form N-Q, within 60 days of the end of the respective quarter, by filing the applicable Form with the Securities and Exchange Commission (the "SEC").

General Policy

          In general, the Policy provides that portfolio holdings may be disclosed by the Trusts on a selective basis only by an officer of the Trusts or a member of the Adviser's compliance department ("Authorizing Officer") where it is determined that (i) there is a legitimate business purpose for the information, (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) disclosure is in the best interests of Fund shareholders. The Authorizing Officer shall attempt to uncover any apparent conflict between the interests of Fund shareholders on the one hand and those of the Adviser, the Fund's underwriter and their affiliates on the other. For example, an Authorizing Officer may inquire whether a portfolio manager of a Fund has entered into any special arrangements with the requestor to share confidential portfolio holdings information in exchange for a substantial investment in the Funds or other products managed by the portfolio manager. Any potential conflicts between shareholders and affiliated persons of the Funds that arise as a result of a request for portfolio holdings information shall be evaluated by the Authorizing Officer in the best interests of shareholders.

          The Policy provides that portfolio holdings information for the Funds may be made available more frequently and prior to its public availability in accordance with the foregoing to:

          1. Unaffiliated Service Providers. Various firms, such as pricing services, proxy voting services, financial printers, pricing information vendors, third parties that deliver analytical, statistical, or consulting services, and other unaffiliated third parties that provide services and may require portfolio holdings information to provide services to the Funds. The frequency with which portfolio holdings may be disclosed to an Unaffiliated Service Provider, and the length of the time delay, if any, between the date of the information and the date on which the information is disclosed to the Unaffiliated Service Provider, is determined based on the facts and circumstances surrounding the disclosure, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to an Unaffiliated Service Provider varies and may be as frequent as daily, with no time delay. In general, the Funds' contractual arrangements with Unaffiliated Service Providers subject them to a duty of confidentiality. Each of the Funds' Unaffiliated Service Providers as of the date of this SAI for which the Funds may provide portfolio holdings information is identified in the Funds' Prospectus and this SAI; in addition, Bowne, Inc. (financial printer) is an Unaffiliated Service Provider.

          2. Ratings and Rankings Agencies. Organizations that publish ratings and/or rankings of the Funds. The table below sets forth the names of those organizations as of the date of this SAI to whom the Funds (or the Master Trust on behalf of the Funds) may provide portfolio holdings information on a monthly or quarterly basis within one to ten business days after the end of the period:

                           NAME
                           Bloomberg L.P.
                           Lipper Analytical Services
                           Moody's Investors Service

                           Morningstar, Inc.
                           Standard & Poor's Ratings Services
                           Thomson Financial

          3. Fund Affiliates and Fiduciaries. Various firms, such as (1) the Adviser, State Street Bank and Trust Company ("State Street") and its affiliates (in their capacities as administrator, transfer agent and custodian) and the distributor to a Fund; and (2) an accounting firm, an auditing firm, or outside legal counsel retained by the Adviser, an affiliate of the Adviser, or a Fund. The frequency with which portfolio holdings may be disclosed to Fund Affiliates and Fiduciaries, and the length of the time delay, if any, between the date of the information and the date on which the information is disclosed to the Fund Affiliates and Fiduciaries, is determined based on the facts and circumstances surrounding the disclosure, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to Fund Affiliates and Fiduciaries varies and may be as frequent as daily, with no lag.

          4. As Required by Law. Any party as required by applicable laws, rules, and regulations. Examples of such required disclosures include, but are not limited to, disclosure of Fund portfolio holdings (1) in a filing or submission with the SEC or another regulatory body (including, without limitation, filings by the Adviser and its affiliates on Schedules 13D, 13G and 13F), (2) upon the request of the SEC or another regulatory body, (3) in connection with a lawsuit, or (4) as required by court order.

          5. Waiver. Any other party, for a legitimate business purpose, upon waiver or exception, with the consent of the Trust's officers, which will be disclosed to the Board of Trustees no later than its next regularly scheduled quarterly meeting.

Prohibitions on Disclosure of Portfolio Holdings

The Policy provides that portfolio managers and other senior officers or spokespersons of the Adviser, State Street or the Trusts may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the Policy. For example, the Adviser may indicate that a Fund owns shares of XYZ Company only if the Fund's ownership of such company has previously been publicly disclosed.

Additional Matters

None of the Funds, the Adviser, State Street or any other party may receive compensation or other consideration in connection with the disclosure of information about portfolio securities. The Trust's Board of Trustees has approved the Policy, and will review any material changes to the Policy, and will periodically review persons or entities receiving non-public disclosure.

MANAGEMENT OF THE TRUST

          The Trustees are responsible for generally overseeing the Trust's business. The following table provides information with respect to each Trustee, including those Trustees who are not considered to be "interested" as that term is defined in the 1940 Act (the "Independent Trustees"), and officer of the Trust.

                                                                                              NUMBER OF
                                                                                              FUNDS IN
                                                                                                FUND
NAME, ADDRESS,           POSITION(S)   TERM OF OFFICE                                          COMPLEX               OTHER
AND DATE OF BIRTH         HELD WITH     AND LENGTH OF           PRINCIPAL OCCUPATION          OVERSEEN           DIRECTORSHIPS
("DOB")                     TRUST        TIME SERVED          DURING PAST FIVE YEARS         BY TRUSTEE          HELD BY TRUSTEE
-----------------        -----------   --------------   ----------------------------------   ----------   --------------------------
INDEPENDENT TRUSTEES

Michael F. Holland       Trustee and   Term:            Chairman, Holland & Company L.L.C.   18           Trustee, State Street
Holland & Company,       Chairman of   Indefinite       (investment adviser)                              Master Funds; Director,
LLC                      the Board                      (1995 - present).                                 the Holland Series Fund,
375 Park Avenue                        Elected: 7/99                                                      Inc.; Director, The China
New York, NY 10152                                                                                        Fund, Inc.; Chairman and
                                                                                                          Trustee, Scottish Widows
DOB: July 7, 1944                                                                                         Investment Partnership
                                                                                                          Trust; and Director,
                                                                                                          Reaves Utility Income Fund

William L. Boyan         Trustee       Term:            Trustee of Old Mutual South Africa   18           Trustee, State Street
State Street Master                    Indefinite       Master Trust (investments) (1995 -                Master Funds; and Trustee,
Funds                                                   present); Chairman emeritus,                      Old Mutual South Africa
P.O. Box 5049                          Elected: 7/99    Children's Hospital (1984 -                       Master Trust
Boston, MA 02206                                        present); Director, Boston Plan
                                                        For Excellence (non-profit) (1994
DOB: January 20, 1937                                   - present); President and Chief
                                                        Operations Officer, John Hancock
                                                        Mutual Life Insurance Company
                                                        (1959 - 1999). Mr. Boyan retired
                                                        in 1999.

Rina K. Spence           Trustee       Term:            President of SpenceCare              18           Trustee, State Street
7 Acacia Street                        Indefinite       International LLC (1998 -                         Master Funds; Director,
Cambridge, MA 02138                                     present); Member of the Advisory                  Berkshire Life Insurance
                                       Elected: 7/99    Board, Ingenium Corp. (technology                 Company of America; and
DOB: October 24, 1948                                   company) (2001 - present); Chief                  Director, IEmily.com
                                                        Executive Officer, IEmily.com
                                                        (internet company) (2000 - 2001);
                                                        Chief Executive Officer of
                                                        Consensus Pharmaceutical, Inc.
                                                        (1998 - 1999); Founder, President
                                                        and Chief Executive Officer of
                                                        Spence Center for Women's Health
                                                        (1994 - 1998); Trustee, Eastern
                                                        Enterprise (utilities) (1988 -
                                                        2000).

Douglas T. Williams      Trustee       Term:            Executive Vice President of Chase    18           Trustee, State Street
State Street Master                    Indefinite       Manhattan Bank (1987 - 1999). Mr.                 Master Funds
Funds                                                   Williams retired in 1999.
P.O. Box 5049                          Elected: 7/99
Boston, MA 02206

DOB: December 23, 1940

INTERESTED TRUSTEES(1)

James E. Ross                                           President, SSgA Funds                18           Trustee, State Street
SSgA Funds               Trustee/      Term:            Management, Inc. (2005 - present);                Master Funds; Trustee,
Management, Inc.         President     Indefinite       Principal, SSgA Funds Management,                 streetTRACKS Series Trust;
State Street                                            Inc. (2001 - present);                            and Trustee, Select Sector
Financial Center                       Elected          Senior Managing Director,                         SPDR(R) Trust
One Lincoln Street                     Trustee: 2/07    State Street Global Advisors
Boston, MA 02111-2900                                   (March 2006 - present); Principal,
                                       Elected          State Street Global Advisers
DOB: June 24, 1965                     President:       (2000 - 2006).
                                       4/05

OFFICERS:

Gary L. French
State Street Bank and    Treasurer     Term:            Senior Vice President of State       --           --
Trust Company                          Indefinite       Street Bank and Trust Company
2 Avenue de Lafayette                                   (2002 - present); Managing
Boston, MA 02111                       Elected: 5/05    Director, Deutsche Bank
                                                        (including its predecessor,
DOB: July 4, 1951                                       Scudder Investments), Fund
                                                        Operations Unit (2001 - 2002);
                                                        President, UAM Fund Services
                                                        (1995 - 2001).

[Peter A. Ambrosini]     Chief         Term:
SSgA Funds               Compliance    Indefinite       Senior Principal and Chief           --           --
Management, Inc.         Officer                        Compliance and Risk Management
State Street                           Elected: 5/04    Officer, SSgA Funds Management,
Financial Center                                        Inc. and State Street Global
One Lincoln Street                                      Advisors (2001-present);
Boston, MA 02111                                        Managing Director,
                                                        PricewaterhouseCoopers LLP
                                                        (1986-2001).
DOB: December 17,
1943

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

          The By-Laws of the Trust provide that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust's best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Standing Committees

          The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, the Trust, and the Trust's shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Nominating Committee and Pricing Committee.

          The Audit Committee is composed of all of the Independent Trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust's internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the independent accountants for the Trust. The Audit Committee is responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of the independent accountants, including non-audit services performed. The Audit Committee reviews the qualifications of the independent accountant's key personnel involved in the foregoing activities and monitors the independent accountant's independence. During the fiscal year ended December 31, 2006, the Audit Committee held two meetings.

          The Nominating Committee is composed of all of the Independent Trustees. The Nominating Committee is responsible for nominating for election as Trustees all Trustee candidates. The Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders. Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust. The Nominating Committee meets as is required. During the fiscal year ended December 31, 2006, the Nominating Committee did not meet.

          The Pricing Committee is composed of all of the Independent Trustees. The Pricing Committee is responsible for the valuation and revaluation of any portfolio investments for which market quotations or sale prices are not readily available in accordance with the Trust's Valuation Procedures. The Pricing Committee acts pursuant to a tiered notification and meeting structure as set forth in the Valuation Procedures, and is generally convened in the event of a pricing matter that may potentially materially impact a Fund's NAV. During the fiscal year ended December 31, 2006, the Pricing Committee did not meet.

Trustee Ownership of Securities of the Trust, Adviser and Distributor

          As of ______________, 200_ none of the Independent Trustees had any ownership of securities of the Adviser or ALPS Distributors, Inc. ("ALPS"), the Trust's distributor, or any person directly or indirectly controlling, controlled by or under common control with the Adviser or ALPS.

          The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2006.

                                                        Aggregate Dollar Range of Equity Securities
                                                           in All Registered Investment Companies
                               Dollar Range of Equity   Overseen by Trustee in Family of Investment
Name of Independent Trustee   Securities in the Funds                    Companies
---------------------------   -----------------------   -------------------------------------------
   William L. Boyan                    None                                 None
   Michael F. Holland                  None                                 None
   Rina K. Spence                      None                                 None
   Douglas T. Williams                 None                                 None
Name of Interested Trustee
   James E. Ross                       None                                 None

Trustee Compensation

          The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, 2006.

                                                  Pension or
                                                  Retirement                          Total Compensation
                                 Aggregate         Benefits        Estimated Annual    from Trust & Fund
                               Compensation   Accrued as Part of     Benefits Upon      Complex Paid to
 Name of Independent Trustee    from Trust      Trust Expenses        Retirement           Trustees
----------------------------   ------------   ------------------   ----------------   ------------------
William L. Boyan, Trustee           $0                $0                   $0               $30,000
Michael F. Holland, Trustee         $0                $0                   $0               $30,000
Rina K. Spence, Trustee             $0                $0                   $0               $30,000
Douglas T. Williams, Trustee        $0                $0                   $0               $30,000
Name of Interested Trustee
James E. Ross, Trustee              $0                $0                   $0               $     0

Code of Ethics

          The Trust, the Adviser and ALPS have adopted codes of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust, Adviser, State Street or ALPS.

PROXY VOTING PROCEDURES

          The Trust has adopted proxy voting procedures pursuant to which the Trust delegates the responsibility for voting proxies relating to portfolio securities held by the Portfolios to the Adviser as part of the Adviser's general management of the Portfolios, subject to the Board's continuing oversight. A copy of the Trust's proxy voting procedures is located in Appendix B and a copy of the Adviser's proxy voting procedures is located in Appendix C.

          Shareholders may receive information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 (i) by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          As of __________, 2007, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Funds of the Trust (all series taken together).

          Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval. As of April 2, 2007, to the knowledge of the Trust, the following persons held of record or beneficially through one or more accounts 25% or more of the outstanding shares of any class of the Funds.

Name and Address                                            Percentage
----------------                                            ---------
State Street Equity 500 Index Fund -Administrative Shares

          As of ________, 2007, to the knowledge of the Trust, the following persons held of record or beneficially through one or more accounts 5% or more of the outstanding shares of any class of the Funds.

Name and Address                                            Percentage
----------------                                            ----------
State Street Equity 500 Index Fund - Service Shares

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreements

          SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser") is responsible for the investment management of the Funds pursuant to an Investment Advisory Agreement dated May 1, 2001, as amended from time to time (the "Advisory Agreement"), by and between the Adviser and the Trust.

          Each Fund currently invests all of its assets in a related Portfolio that has the same investment objectives and substantially the same investment policies as the relevant Fund. As long as a Fund remains completely invested in a Portfolio (or any other investment company), the Adviser is not entitled to receive any investment advisory fee with respect to the Fund. A Fund may withdraw its investment from the related Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. The Trust has retained the Adviser as investment adviser to manage a Fund's assets in the event that the Fund withdraws its investment from its related Portfolio.

          The Adviser is also the investment adviser to each of the related Portfolios pursuant to an investment advisory agreement (the "Portfolio Advisory Agreement") between the Adviser and State Street Master Funds, on behalf of the Portfolios. The Adviser receives an investment advisory fee with respect to each related Portfolio. The Portfolio Advisory Agreement is the same in all material respects as the Advisory Agreement between the Trust on behalf of the Funds and the Adviser. Each Fund that invests in a related Portfolio bears a proportionate part of the management fees paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

          The Advisory Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Independent Trustees or a majority of the shareholders of the Trust approve its continuance. The Advisory Agreement may be terminated by the Adviser or the Trust without penalty upon sixty days' notice and will terminate automatically upon its assignment. The Advisory Agreement with respect to all Funds excluding the Treasury Funds was most recently approved by the Trustees, including a majority of the Independent Trustees, on November 30, 2006.

          The Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Funds, including outstanding loans to such issuers that could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Adviser has informed the Funds that, in making its investment decisions, it will not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for a Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers were held by any Fund managed by the Adviser or any such affiliate.

          In certain instances there may be securities that are suitable for a Fund as well as for one or more of the Adviser's other clients. Investment decisions for the Trust and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of each Fund to participate in volume transactions will produce better executions for the Funds.

Portfolio Managers

          The following persons serve as the portfolio managers of each operational non-money market Portfolio as of the date of this SAI. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of December 31, 2006:

                                                       OTHER
                           REGISTERED                  POOLED                                             TOTAL
                           INVESTMENT     ASSETS     INVESTMENT     ASSETS                  ASSETS        ASSETS
PORTFOLIO                   COMPANY       MANAGED      VEHICLE      MANAGED     OTHER       MANAGED      MANAGED
MANAGER        PORTFOLIO    ACCOUNTS   ($ BILLIONS)   ACCOUNTS   ($ BILLIONS)  ACCOUNTS  ($ BILLIONS)  ($ BILLIONS)
-------------  ---------  -----------  ------------  ----------  ------------  --------  ------------  ------------
John  A.       Equity
Tucker         500 Index       68          30.41         415        226.86         253       214.38       471.65

Karl           Equity
Schneider      500 Index       44          28.57         384        289.07         106        95.04       412.68

James Donahue  Tax Free
               Limited
               Duration
               Bond
               Portfolio        1            0.6           1          0.17          11         0.85         1.62

Timothy Ryan   Tax Free
CFA            Limited
               Duration
               Bond
               Portfolio        1            0.6           1          0.17          11         0.85         1.62

Maria Pino,    Limited
CFA            Duration
               Bond
               Portfolio        8          76.11          13        209.22          63       177.46       462.79

Thomas         Limited
Connelley,     Duration
CFA            Bond
               Portfolio        8          76.11          13        209.22          63       177.46       462.79

          As indicated in the table above, portfolio managers at the Adviser may manage numerous accounts for multiple clients. These accounts may include registered investment companies (which include exchange-traded funds), other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The portfolio managers do not beneficially own any shares of any Portfolio as of December 31, 2006.

          When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts may arise out of: (a) the portfolio manager's execution of different investment strategies for various accounts; or (b) the allocation of resources or investment opportunities.

          A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the respective Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

          A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees. The difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. The Adviser has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within the Adviser are normally responsible for all accounts within a certain investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable.

          The compensation of the Adviser's investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives. The second factor taken into consideration is the size of the pool available for this compensation. The Adviser is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of the Adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining incentive equity allocations.

Administrator, Custodian and Transfer Agent

          Under the Administrative Services Agreement (the "Administration Agreement"), State Street is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and the Funds. State Street will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in State Street's own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, the Funds' investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. Pursuant to the Administration Agreement, the Trust has agreed to a limitation on damages and to indemnify the Administrator for certain liabilities, including certain liabilities arising under federal securities laws, unless such loss or liability results from the Administrator's gross negligence or willful misconduct in the performance of its duties.

          State Street serves as Custodian for the Funds pursuant to the Custody Agreement and holds the Funds' assets.

          State Street also serves as Transfer Agent of the Funds (except the Liquid Reserves Fund) pursuant to the Transfer Agency and Service Agreement.

Fees

          As consideration for State Street's services as administrator, transfer agent and custodian to the Equity 500 Index Fund, and for State Street's assumption of the ordinary expenses of that Fund, State Street shall be entitled to receive from the Equity 500 Index Fund an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate and payable monthly on the first business day of each month, of the following annual percentages of the Equity 500 Index Fund's average daily net assets during the month:

                               Annual percentage of
Index Fund                   average daily net assets
----------                   -------------------------
Equity 500 Index Fund
   - Administrative Shares              0.05%
   - Service Shares                     0.05%
   - Class R Shares                     0.05%

          As consideration for State Street's services as administrator and custodian to the other Funds, State Street shall receive from the Funds an annual fee, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month, pursuant to the following schedule:

          Annual Fee Schedule
          $25,000 for Administration Services
          $12,000 for Custody and Accounting Services

          SSgA FM has contractually agreed to cap the total operating expenses of the Liquid Reserves Fund (not including the pass-through expenses of its corresponding Portfolio) at 0.05% of the Fund's average daily net assets until November 1, 2008. For the year ended December 31, 2006 and December 31, 2005, SSgA FM reimbursed the Liquid Reserves Fund $1,974,550 and $282,635, respectively, under this agreement. For the period from August 12, 2004 (commencement of operations of the Liquid Reserves Fund) through December 31, 2004, SSgA FM reimbursed the Liquid Reserves Fund $97,420 under this agreement.

          The administration, custodian and transfer agency fees accrued for the last three fiscal years are set forth in the table below.

                        Fiscal year ended   Fiscal year ended   Fiscal year ended
Fund                    December 31, 2004   December 31, 2005   December 31, 2006
----                    -----------------   -----------------   -----------------
Equity 500 Index Fund        $134,853            $110,265            $121,014
Liquid Reserves Fund         $ 26,004*           $ 64,823            $ 84,419

*    The Fund commenced operations on August 12, 2004.

Shareholder Servicing and Distributions Plans

          The Board of Trustees of the Trust has adopted a Shareholder Servicing Plan (the "Servicing Plan") with respect to the Investment Class of each Fund after having concluded that there is a reasonable likelihood that the Servicing Plan will benefit the Funds and their shareholders. The Servicing Plan provides that the Shareholder

Servicing Agent shall receive a fee from each Fund at an annual rate not to exceed 0.25% of the average daily net assets of such Fund.

          The Servicing Plan will continue in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Disinterested Trustees who have no direct or indirect financial interest in the operation of the Servicing Plan or in any agreements related thereto (the "Qualified Servicing Plan Trustees"). The Servicing Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Servicing Plan and the purposes for which such expenditures were made. The Servicing Plan further provides that the selection and nomination of the Trust's Qualified Servicing Plan Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Servicing Plan may be terminated at any time by a vote of a majority of the Qualified Servicing Plan Trustees, or by a vote of a majority of the outstanding voting shares of such Fund. The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of such Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Servicing Plan Trustees.

         To compensate ALPS for the services it provides and for the expenses it bears in connection with the distribution of shares of the Funds, the Investment Class shares of the Funds make payments to ALPS under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"). The Distribution Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) of up to 0.10% on Investment Class shares of the Funds. Because Rule 12b-1 fees are paid out of the Funds' Investment Class assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales loads. All shareholders of Investment Class shares share in the expense of Rule 12b-1 fees paid by the Funds. It is expected that ALPS will pay substantially all of the amounts it receives under the Plan to intermediaries involved in the sale of Investment Class shares of the Funds.

          The Distribution Plan will continue in effect only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not "interested persons" of the Trust (the "Disinterested Trustees") and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related thereto (the "Qualified Distribution Plan Trustees"). The Distribution Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan further provides that the selection and nomination of the Trust's Qualified Distribution Plan Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Distribution Plan Trustees, or by a vote of a majority of the outstanding voting shares of such Fund. The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of such Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Distribution Plan Trustees. As of _____, 2007 none of the Independent Trustees of the Trust had a direct or indirect financial interest in the operation of the Rule 12b-1 Plan. The Rule 12b-1 Plan calls for payments at an annual rate (based on average net assets) as follows:

State Street Equity 500 Index Fund - Administrative Shares:   0.15%
State Street Equity 500 Index Fund - Service Shares:          0.25%
State Street Equity 500 Index Fund - Class R Shares:          0.60%
State Street Equity 400 Index Fund:                           0.25%
State Street Equity 2000 Index Fund:                          0.25%
State Street Aggregate Bond Index Fund:                       0.25%
Liquid Reserves Fund - Investment Class:                      0.10%
U.S. Government Money Market Fund - Investment Class:         0.10%
Tax Free Money Fund- Investment Class:                        0.10%
Treasury Fund - Investment Class:                             0.10%
Treasury Plus Fund - Investment Class:                        0.10%

          Shareholder servicing fees paid to the Distributor pursuant to the Rule 12b-1 Plan for the last fiscal year are reflected in the chart below.

                           Fiscal year ended
Fund                       December 31, 2006
----                       -----------------
Equity 500 Index Fund
   Administrative Shares       $  295,216
   Service Shares              $  109,695
   Class R Shares              $    8,045
Liquid Reserves Fund           $2,241,997

Counsel and Independent Registered Public Accounting Firm

          Ropes & Gray LLP serves as counsel to the Trust. The principal business address of Ropes & Gray LLP is One International Place, Boston, Massachusetts 02110.

          __________ LLP serves as the independent registered public accounting firm for the Trust and provides (i) audit services and (ii) assistance and consultation with respect to the preparation of filings with the SEC. In connection with the audit of the 2006 financial statements, the Trust entered into an engagement agreement with ___________ LLP that sets forth the terms of ________ audit engagement. That agreement is subject to alternative dispute resolution procedures and a mutual exclusion of punitive damages. The principal business address of ____________ LLP is _________________________________.

BROKERAGE ALLOCATION AND OTHER PRACTICES

          The Funds invests all of their investable assets in a corresponding Portfolio and therefore do not directly incur transactional costs for purchases and sales of portfolio investments. The Funds purchase and redeem shares of the corresponding Portfolio each day depending on the number of shares of such Fund purchased or redeemed by investors on that day. Shares of the Portfolios are available for purchase by the Funds at their NAV without any sales charges, transaction fees, or brokerage commissions being charged.

          All portfolio transactions are placed on behalf of the Portfolios by SSgA FM. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Ordinarily commissions are not charged on over the counter orders (including, for example, debt securities and money market investments) because a Portfolio pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to a Portfolio. When a Portfolio executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade. Securities may be purchased from underwriters at prices that include underwriting fees. The Money Portfolios and the Aggregate Bond Index Portfolio normally do not pay a stated brokerage commission on transactions.

          Each Portfolio's investment advisory agreement authorizes SSgA FM to place, in the name of the Portfolio, orders for the execution of the securities transactions in which the Portfolio is authorized to invest, provided SSgA FM seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of SSgA FM), SSgA FM chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. SSgA FM does not currently use any Portfolio's assets for soft-dollar arrangements. SSgA FM does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of State Street Global Advisors whose commission dollars are used to generate soft dollar credits. Although SSgA FM's clients' commissions are not used for soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.

          The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities.

CAPITAL STOCK AND OTHER SECURITIES

          Under the Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares of each Fund. Upon liquidation or dissolution of a Fund, investors are entitled to share pro rata in the Fund's net assets available for distribution to its investors. Investments in a Fund have no preference, preemptive, conversion or similar rights and are fully paid and non-assessable, except as set forth below. Investments in a Fund may not be transferred.

          Each investor is entitled to a vote in proportion to the number of Fund shares it owns. Shares do not have cumulative voting rights, and investors holding more than 50% of the aggregate outstanding shares in the Trust may elect all of the Trustees if they choose to do so. The Trust is not required and has no current intention to hold annual meetings of investors but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote.

          Under Massachusetts law, shareholders in a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification out of the Trust's property for any claim or liability to which the shareholder may become subject by reason of being or having been a shareholder and for reimbursement of the shareholder for all legal and other expenses reasonably incurred by the shareholder in connection with any such claim or liability. Thus the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

PURCHASE, REDEMPTION AND PRICING OF SHARES

          Shares of the Funds are offered continuously at a price equal to the NAV attributable to each share. Each Fund determines the NAV per share on each day on which the New York Stock Exchange (the "NYSE") is open for trading ("Business Day"). This determination is made each Business Day at the close of regular trading on the NYSE (the "Valuation Time") by dividing the value of the Index Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made.

          The NYSE is open for trading every weekday except for: (a) the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Washington's Birthday (the third Monday in February), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively. Purchases and withdrawals will be effected at the time of determination of NAV next following the receipt of any purchase or withdrawal order which is determined to be in good order.

          It is the Money Funds' policy to use their best efforts to attempt to maintain a constant price per share of $1.00 respectively, although there can be no assurance that the $1.00 NAV per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, each Money Market Fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument.

          For example, in periods of declining interest rates, the daily yield on each Money Market Fund's shares computed by dividing the annualized daily income on the Fund's portfolio by the NAV based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on each Money Market Fund's shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

          The Trustees have established procedures reasonably designed to stabilize each Money Market Fund's price per share at $1.00. These procedures include: (1) the determination of the deviation from $1.00, if any, of each Money Market Fund's NAV using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination. The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

          The Funds' securities will be valued pursuant to guidelines established by the Board of Trustees.

TAXATION OF THE FUNDS

          The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Internal Revenue Code of 1986, as amended ("the Code"), U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

          Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situations.

Qualification as a Regulated Investment Company

          Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the favorable tax treatment accorded regulated investment companies, each Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from interests in qualified publicly traded partnerships (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year (i) at least 50% of the value of its total assets are invested in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers that consist, with respect to each issuer, of no more than 5% of the value of the Fund's total assets and no more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of its assets are invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or in the securities of one or more qualified publicly traded partnerships (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

          In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. Where, as here, each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio of the Trust, the nature and character of each Fund's income and gains will generally be determined at the Portfolio level and each Fund will be allocated its share of Portfolio income and gains. Consequently, references in this discussion of Taxation of the Funds to gains and losses recognized will generally be to gains and losses recognized at the Portfolio level. In the discussion below, "Portfolio" refers to the series of the Trust in which the relevant Fund(s) invest their assets.

          In addition, recent legislation provides that 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in section (a)(i) of the prior paragraph) will be treated as qualifying income. Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

          In addition, for purposes of meeting the diversification requirement described in (b) above, in the case of the Portfolio's investment in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Finally, for purposes of (b) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

          If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

          Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. Investment company taxable income (which is retained by a Fund) will be subject to tax at regular corporate rates. Each Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

          A 4% excise tax will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. For these purposes, each Fund will be treated as having distributed on any amount which it is subject to corporate income tax. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November and December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Taxation of Distributions Received by Shareholders

          Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or reinvested in additional shares of the Fund. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

          For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund (or, in this case, the Portfolio) owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of gains from the sale of investments that a Portfolio owned for one year or less will be taxable as ordinary income. Distributions of net capital gains from the sale of investments that a Portfolio owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. The Money Market Funds do not expect to distribute Capital Gain Dividends. Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. Distributions from capital gains are generally made after applying any available capital loss carryovers. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Aggregate Bond Index Fund and the Money Market Funds do not expect Fund distributions to be derived from qualified dividend income.

          In order for some portion of the dividends received by a Fund shareholder to be "qualified dividend income," the Portfolio must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

          In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate dividends allocated to a Fund by a Portfolio during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

          To the extent that a Fund makes a distribution of income received by a Portfolio and allocated to the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain.

          Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Portfolio and allocated to the Fund from domestic corporations for the taxable year. A dividend so allocated to a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Portfolio has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Portfolio is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.

          If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder's tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Taxation of Certain Financial Instruments

          Each Index Fund may enter into futures contracts, options on futures contracts and options on securities indices. Where a Portfolio engages in transactions in these instruments, those transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income and defer losses allocated to the Fund, cause adjustments in the holding periods of the Portfolio's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. To mitigate the effect of these rules, the Portfolio will monitor its transactions, will determine whether to make certain applicable tax elections and will make appropriate entries in its books and records.

Foreign Income

          Income received by a Fund from sources within foreign countries may be subject to withholding and other foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries will vary. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

Investments in Original Issue Discount Securities

          A Portfolio's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require a Fund to accrue and distribute income not yet received. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Portfolio will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

          In addition, some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired in the secondary market by a Portfolio may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Portfolio may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income allocated to a Fund that invests in the Portfolio.

          Furthermore, some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Portfolio may be treated as having acquisition discount, or OID in the case of certain types of debt obligations. Generally, a Fund investing in such a Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Portfolio may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income allocated to a Fund investing in the Portfolio.

Backup Withholding

          A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Redemptions and Exchanges

          Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Tax-Exempt Shareholders

          Under current law, the Funds "block" (that is, prevent the attribution to shareholders of) unrelated business taxable income ("UBTI") from being realized by tax-exempt shareholders. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Tax Shelter Reporting

          If a Fund shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-US Investors

          Non-U.S. investors in the Funds should consult their tax advisors concerning the tax consequences of ownership of shares in the Funds. Distributions properly designated as Capital Gain Dividends generally will not be subject to withholding of federal income tax. In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code ( a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the Funds beginning before January 1, 2008, the Funds will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, the Funds may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

          A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

          If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

          In order for a foreign person to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign person must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

          A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

General Considerations

          The foregoing discussion summarizes some of the consequences under the current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund including in-kind transactions under all applicable tax laws.

UNDERWRITER

          ALPS Distributors, Inc. serves as the Funds' Distributor (the "Distributor") pursuant to the Distribution Agreement by and between the Distributor and the Trust. Pursuant to the Distribution Agreement, the Funds pay the Distributor fees under the Rule 12b-1 Plan in effect for the Funds. For a description of the fees paid to the Distributor under the Rule 12b-1 Plan, see "Rule 12b-1 Plan," above. The Distributor is not obligated to sell any specific number of shares and will sell shares of a Fund on a continuous basis only against orders to purchase shares. The principal business address of the Distributor is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

FINANCIAL STATEMENTS

          The audited financial statements for the fiscal year ended December 31, 2006 for (i) Equity 500 Index Fund and the State Street Equity 500 Index Portfolio; and (ii) Liquid Reserves Fund and State Street Money Market Portfolio, included in the Annual Report of the Trust, which was filed with the SEC on March 13, 2007 as part of the Trust's filing on Form N-CSR (accession number 0000950135-07-001590), are incorporated into this SAI by reference. The Annual Report is available, without charge, upon request, by calling (866) 392-0869. There are no audited financial statements for the fiscal year ended December 31, 2006 for (i) Tax Free Money Market Fund and

State Street Tax Free Money Market Portfolio, and (ii) Tax Free Limited Duration Bond Fund and State Street Tax Free Limited Duration Bond Portfolio because each had not commenced operations at that time.

APPENDIX A

RATINGS OF DEBT INSTRUMENTS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") - LONG TERM DEBT RATINGS. The following is a description of Moody's debt instrument ratings.

          Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than that of the Aaa securities.

          A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

          Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S RATING GROUP ("S&P"). S&P's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

          AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

RATINGS OF COMMERCIAL PAPER

MOODY'S. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

          Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               -    Leading market positions in well-established industries.

               -    High rates of return on funds employed.

               - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

               - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

               - Well-established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

          A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are deemed with a plus sign (+) designation.

          A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH, INC. ("FITCH"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

          F-1 - This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

          F-2 - Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

APPENDIX B

                            STATE STREET MASTER FUNDS
                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees of State Street Master Funds and State Street Institutional Investment Trust (the "Trusts") has determined that it is in the best interests of the Trusts and their respective series (each, a "Fund" and collectively, the "Funds") for the Trusts to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Funds.

I. POLICY

It is the policy of the Trusts to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to SSgA Funds Management, Inc. (the "Adviser") as a part of the Adviser's general management of the Funds' portfolios, subject to the Board's continuing oversight. The Board of Trustees of the Trusts (the "Board") hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds.

II. FIDUCIARY DUTY

The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund. The Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders. In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

III. PROCEDURES

The following are the procedures adopted by the Board for the administration of this policy:

          A. Review of Adviser Proxy Voting Procedures. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures.

          B. Voting Record Reporting. The Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the Trusts at least annually. Such voting record information shall be in a form acceptable to the Trusts and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Trusts and the Adviser may agree to from time to time. With respect to those proxies that the Adviser has identified as involving a conflict of interest(1), the Adviser shall submit a separate report indicating

----------
(1) As it is used in this document, the term "conflict of interest" refers to a situation in which the principal underwriter, Adviser or affiliated persons of the principal underwriter or Adviser have an interest in a matter presented by a proxy other than the obligation it incurs as a service provider to the Funds which could potentially compromise the principal underwriter's or Adviser's independence of judgment and action with respect to the voting of the proxy.

          the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

          C. Record Retention. The Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940, as amended and the rules promulgated thereunder.

          D. Conflicts of Interest. Any actual or potential conflicts of interest between a Fund's principal underwriter or Adviser and the applicable Fund's shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser's application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser. In the event that the Adviser notifies the officer(s) of the Trusts that a conflict of interest cannot be resolved under the Adviser's Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Trusts of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

IV. REVOCATION

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V. ANNUAL FILING

The Trusts shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.(2)

VI. DISCLOSURES

          A. THE TRUSTS SHALL INCLUDE IN ITS REGISTRATION STATEMENT:

               1. A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

               2. A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts' toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission's (the "SEC") website.

          B. The Trusts shall include in its annual and semi-annual reports to shareholders:

               1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Trusts to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trusts' toll-free telephone number; through a specified Internet address, if applicable; and on the SEC's website; and

               2. A statement disclosing that information regarding how the Trusts voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trusts' toll-free telephone number; or through a specified Internet address; or both; and on the SEC's website.

----------
(2) The Trusts must file their first report on Form N-PX not later than August 31, 2004, for the twelve-month period beginning July 1, 2003, and ending June 30, 2004.

VII. REVIEW OF POLICY.

The Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

APPENDIX C

PROXY VOTING POLICY                                       (SSGA LOGO)
                                                          Funds Management, Inc.

INTRODUCTION

SSgA Funds Management, Inc. ("FM") seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio's holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. FM takes the view that voting in a manner consistent with maximizing the value of our clients' holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors ("SSgA") Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:

     1) describes its proxy voting procedures to its clients in Part II of its Form ADV;

     2)   provides the client with this written proxy policy, upon request;

     3) discloses to its clients how they may obtain information on how FM voted the client's proxies;

     4)   matches proxies received with holdings as of record date;

     5)   reconciles holdings as of record date and rectifies any discrepancies;

     6) generally applies its proxy voting policy consistently and keeps records of votes for each client;

     7)   documents the reason(s) for voting for all non-routine items; and

     8) keeps records of such proxy voting available for inspection by the client or governmental agencies.

PROCESS

The FM Manager of Corporate Governance is responsible for monitoring proxy voting on behalf of our clients and executing the day to day implementation of this Proxy Voting Policy. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains Institutional Shareholder Services ("ISS"), a firm with expertise in the proxy voting and corporate governance fields. ISS assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal. To assist ISS in interpreting and applying this Policy, we meet with ISS at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed. This guidance permits ISS to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions. If an issue raised by a proxy is not addressed by this Policy or our prior guidance to ISS, ISS refers the proxy to us for direction on voting. On issues that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with ISS to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM's general positions on similar matters. The Manager of Corporate Governance is responsible, working with ISS, for submitting proxies in a timely manner and in accordance with our policy. The Manager of Corporate Governance works with ISS to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

     (i) proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

     (ii) proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

These proxies are identified through a number of methods, including but not limited to notification from ISS, concerns of clients, review by internal proxy specialists, and questions from consultants. The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources. If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to ISS, we will weigh the issue along with other relevant factors before making an informed decision. In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio's holdings. With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to ISS, the FM Manager of Corporate Governance will refer the item to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under "Potential Conflicts"). If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision in our clients' best interest. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines. However, FM also endeavors to show sensitivity to local market practices when voting these proxies, which may lead to different votes. For example, in certain foreign markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice. FM votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, FM will be unable to vote such a proxy.

VOTING

For most issues and in most circumstances, we abide by the following general guidelines. However, it is important to remember that these are simply guidelines. As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I. Generally, FM votes for the following ballot items:

Board of Directors

          - Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, or whether the nominee receives non-board related compensation from the issuer

          - Directors' compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

          - Proposals to limit directors' liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

          - Discharge of board members' duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

          - The establishment of annual elections of the board of directors unless the board is composed by a majority of independent directors, the board's key committees (auditing, nominating and compensation) are composed of independent directors, and there are no other material governance issues or performance issues.

          - Mandates requiring a majority of independent directors on the Board of Directors

          - Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

          - Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

          -    Elimination of cumulative voting

          -    Establishment of confidential voting

Auditors

          - Approval of auditors, unless the fees paid to auditors are excessive; auditors' fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

          - Auditors' compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

          -    Discharge of auditors*

          - Approval of financial statements, auditor reports and allocation of income

----------
* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

          - Requirements that auditors attend the annual meeting of shareholders

          - Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

          - Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

Capitalization

          - Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

          - Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

          - Capitalization changes which eliminate other classes of stock and/or unequal voting rights

          - Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

          - Elimination of pre-emptive rights for share issuance of less than a certain percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures

          -    Elimination of shareholder rights plans ("poison pill")

          - Amendment to a shareholder rights plans ("poison pill") where the terms of the new plans are more favorable to shareholders' ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

          - Adoption or renewal of a non-US issuer's shareholder rights plans ("poison pill") if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

          - Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

          - Mandates requiring shareholder approval of a shareholder rights plans ("poison pill")

          -    Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation

          - Stock purchase plans with an exercise price of not less that 85% of fair market value

          - Stock option plans which are incentive based and not excessively dilutive. In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count. We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

          - Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

          - Expansions to reporting of financial or compensation-related information, within reason

          - Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

Routine Business Items

          - General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors' term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

          -    Change in Corporation Name

          - Mandates that amendments to bylaws or charters have shareholder approval

Other

          - Adoption of anti-"greenmail" provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and
               (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

          -    Repeals or prohibitions of "greenmail" provisions

          -    "Opting-out" of business combination provision

II. Generally, FM votes against the following items:

Board of Directors

          - Establishment of classified boards of directors, unless 80% of the board is independent

          - Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

          -    Limits to tenure of directors

          - Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

          -    Restoration of cumulative voting in the election of directors

          - Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer Elimination of Shareholders' Right to Call Special Meetings

          - Proposals that relate to the "transaction of other business as properly comes before the meeting", which extend "blank check" powers to those acting as proxy

          - Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

          - Directors at companies where prior non-cash compensation was improperly "backdated" or "springloaded" where one of the following scenarios exists:

                    - (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

                    - (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and
                         (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

                    - (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

                    - (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization

          - Capitalization changes that add "blank check" classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

          - Capitalization changes that exceed 100% of the issuer's current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

          - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

          -    Adjournment of Meeting to Solicit Additional Votes

          - Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

          - Adoption or renewal of a US issuer's shareholder rights plan ("poison pill")

Executive Compensation/Equity Compensation

          - Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

          -    Retirement bonuses for non-executive directors and auditors

          - Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Routine Business Items

          - Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

          - Reincorporation in a location which has more stringent anti-takeover and related provisions

          - Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other

          - Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

          - Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

          - Proposals which require inappropriate endorsements or corporate actions

          - Proposals asking companies to adopt full tenure holding periods for their executives

III. FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:

          - Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

          - Against offers when we believe that reasonable prospects exist for an enhanced bid or other bidders

          - Against offers where, at the time of voting, the current market price of the security exceeds the bid price

          - For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

          -    For offers made at a premium where no other higher bidder exists

PROTECTING SHAREHOLDER VALUE

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible. However, we use each piece of information we receive - whether from clients, consultants, the media, the issuer, ISS or other sources -- as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients. We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors "target" lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the FM Manager of Corporate Governance and the Proxy Review Committee, as necessary.

As an active shareholder, FM's role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process -- especially the proxy voting process -- as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

POTENTIAL CONFLICTS

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, FM takes these potential conflicts very seriously While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a "Material Relationship").

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to ISS and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to ISS, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Manager of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists. (These lists are updated quarterly.) If the issuer's name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client. In such situations, the Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

RECORDKEEPING

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

     1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

     2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

     3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

     4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

     5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.

DISCLOSURE OF CLIENT VOTING INFORMATION

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Declaration of Trust was filed previously as Exhibit (a) to the Trust's Registration Statement and is incorporated by reference herein.

   (2) Form of Amendment No. 1 to Agreement and Declaration of Trust was filed previously as Exhibit (a)(1) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

   (3) Form of Amendment No. 2 to Agreement and Declaration of Trust was filed previously as Exhibit (a)(3) to Post-Effective Amendment No. 15 and is incorporated by reference herein.

   (4) Form of Amendment No. 3 to Agreement and Declaration of Trust was filed previously as Exhibit (a)(4) to Post-Effective Amendment No. 15 and is incorporated by reference herein.

   (5) Amendment No. 4 to Agreement and Declaration of Trust was filed previously as Exhibit (a)(5) to Post-Effective Amendment No. 23 and is incorporated by reference herein.

(b) Second Amended and Restated By-laws of the Trust were filed previously as Exhibit (b) to Post-Effective Amendment No. 12 to the Trust's Registration Statement and are incorporated by reference herein.

(c)      Not applicable.

(d)(1) Investment Advisory Agreement between SSgA Funds Management, Inc. and the Trust was filed previously as Exhibit (d)(2) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

   (2) Form of Amendment to Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust was filed previously as Exhibit (d)(3) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

   (3) Form of Fee Waiver and Expense Reimbursement Agreement between SSgA Funds Management, Inc. and the Trust with respect to the State Street Institutional Liquid Reserves Fund was filed previously as Exhibit
         (d)(3) to Post-Effective Amendment No. 24 and is incorporated by reference herein.

   (4) Form of Voluntary Fee Waiver Letter from SSgA Funds Management, Inc. to the Trust with respect to the State Street Institutional Liquid Reserves Fund was filed previously as Exhibit (d)(4) to Post-Effective Amendment No. 24 and is incorporated by reference herein.

   (5) Form of Amendment to Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust regarding the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Tax Free Money Market Fund was filed previously as Exhibit (d)(5) to Post-Effective Amendment No. 23 and is incorporated by reference herein.

   (6) Form of Fee Waiver and Expense Reimbursement Agreement between SSgA Funds Management, Inc. and the Trust with respect to the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and

         State Street Tax Free Money Market Fund was filed previously as Exhibit (d)(6) to Post-Effective Amendment No. 23 and is incorporated by reference herein.

(e)(1) Distribution Agreement between ALPS Distributors, Inc. and the Trust was filed previously as Exhibit (e)(1) to Post-Effective Amendment No. 17 and is incorporated by reference herein.

   (2) Form of Selling Dealer Agreement was filed previously as Exhibit (e)(4) to Post-Effective Amendment No. 13 and is incorporated by reference herein.

(f)      Not applicable.

(g)(1) Amended and Restated Custodian Agreement between State Street Bank and Trust Company and the Trust was filed previously as Exhibit (g)(1) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

(h)(1) Transfer Agent and Services Agreement between State Street Bank and Trust Company and the Trust was filed previously as Exhibit (h)(1) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

   (2) Administration Agreement between State Street Bank and Trust Company and the Trust was filed previously as Exhibit (h)(2) to Post-Effective Amendment No. 9+ and is incorporated by reference herein.

   (3) Form of Transfer Agent and Services Agreements between ALPS Mutual Fund Services, Inc. and the Trust related to the State Street Institutional Liquid Reserves Fund was filed previously as Exhibit (h)(3) to Post-Effective Amendment No. 13 and is incorporated by reference herein.

   (3)(a) Amendment to Transfer Agent and Services Agreements between ALPS Mutual Fund Services, Inc. and the Trust related to the State Street Institutional Liquid Reserves Fund was filed previously as Exhibit (h)(3) to Post-Effective Amendment No. 13 and is incorporated by reference herein.

   (4) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Equity 500 Index Fund was filed previously as Exhibit (h)(4) to Post-Effective Amendment No. 17 and is incorporated by reference herein.

   (5) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Liquid Reserves Fund was filed previously as Exhibit
         (h)(5) to Post-Effective Amendment No. 17 and is incorporated by reference herein.

   (6) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Limited Duration Bond Fund was filed previously as Exhibit (h)(6) to Post-Effective Amendment No. 23 and is incorporated by reference herein.

   (7) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Limited Duration Bond Fund was filed previously as Exhibit (h)(7) to Post-Effective Amendment No. 23 and is incorporated by reference herein.

   (8) Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Money Market Fund was filed previously as Exhibit (h)(8) to Post-Effective Amendment No. 23 and is incorporated by reference herein.

(i)(1) Legal Opinion of Ropes & Gray LLP was filed previously as Exhibit (i) to Pre-Effective Amendment No. 1 to the Trust's Registration Statement and is incorporated by reference herein.

   (2) Legal Opinion of Ropes & Gray LLP regarding the State Street Money Market Fund was filed previously as Exhibit (i)(2) to Post-Effective Amendment No. 10 and is incorporated by reference herein.

   (3) Legal Opinion of Ropes & Gray LLP regarding the Class R Shares of the State Street Equity 500 Index Fund was filed previously as Exhibit
         (i)(3) to Post-Effective Amendment No. 15 and is incorporated by reference herein.

   (4) Legal Opinion of Ropes & Gray LLP regarding the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Tax Free Money Market Fund was filed previously as Exhibit (i)(4) to Post-Effective Amendment No. 23 and is incorporated by reference herein.

(j)      Consent of Ernst & Young LLP to be filed by amendment.

(k)      Not applicable.

(l)      Not applicable.

(m) Rule 12b-1 Plan was filed previously as Exhibit (m) to Post-Effective Amendment No. 23 and is incorporated by reference herein.

(n) Rule 18f-3 Plan was filed previously as Exhibit (n) to Post-Effective Amendment No. 15 and is incorporated by reference herein.

(p)(1) Joint Code of Ethics with the State Street Master Funds was filed previously as Exhibit (p)(1) to Post-Effective Amendment No. 13 and is incorporated by reference herein.

   (2) Amended Code of Ethics of SSgA Funds Management, Inc. was filed previously as Exhibit (p)(2) to Post-Effective Amendment No. 17 and is incorporated by reference herein.

   (3) Amended Code of Ethics of ALPS Distributors, Inc. was filed previously as Exhibit (p)(3) to Post-Effective Amendment No. 17 and is incorporated by reference herein.

+ Post-Effective Amendment No. 8 was filed with the Commission on January 30, 2002. The next Post-Effective Amendment, filed on April 30, 2002, should have been sequentially numbered Post-Effective Amendment No. 9. Due to a scrivener's error, it was numbered Post-Effective Amendment No. 10. Such Post-Effective Amendment has been referred to in this Part C as Post-Effective Amendment No. 9.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

          See the Prospectus and the Statement of Additional Information regarding the Trust's control relationships.

ITEM 25. INDEMNIFICATION

          Pursuant to Article 4 of the Trust's Amended and Restated By-Laws, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of his or her being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article.

          As to any matter disposed of by a compromise payment by any such Covered Person referred to above, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such compromise shall be approved as in the best interests of the Trust, after notice that it involved such indemnification, (a) by a disinterested majority of the Trustees then in office; or (b) by a majority of the disinterested Trustees then in office; or (c) by any disinterested person or persons to whom the question may be referred by the Trustees, provided that in the case of approval pursuant to clause (b) or (c) there has been obtained an opinion in writing of independent legal counsel to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such person against any liability to the Trust or its Shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; or (d) by vote of Shareholders holding a majority of the Shares entitled to vote thereon, exclusive of any Shares beneficially owned by any interested Covered Person. Approval by the Trustees pursuant to clause (a) or (b) or by any disinterested person or persons pursuant to clause (c) of this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article 4, the term "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending; and a "disinterested Trustee" or "disinterested person" is a Trustee or a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          See "Management of the Trust" in Part B. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

          (a) The sole principal underwriter for the Trust is ALPS Distributors, Inc. which acts as distributor for the Trust and the following other investment companies: AARP Funds, Ameristock Mutual Funds, Inc., BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Drake Funds, Fifth Third Bank, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Heathlshares, Inc., Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone Funds, PowerShares QQQ 100 Trust Series 1, Scottish Widows Investment Partnership, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

          (b) To the best of the Trust's knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Edmund J. Burke       President; Director

Thomas Carter         Managing Director -Sales and Finance; Director

Jeremy O. May         Managing Director - Operations and Client Service;
                      Assistant Secretary; Director

Cameron L. Miller     Director

Diana Adams           Vice President, Controller, Treasurer

Robert J. Szydlowski  Chief Technology Officer

Tane Tyler            Chief Legal Officer, Secretary

Brad Swenson          Chief Compliance Officer

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

          The accounts and records of the Trust are located, in whole or in part, at the office of the Trust and the following locations:

          State Street Institutional Investment Trust ("Trust")
          P.O. Box 5049 Boston, MA 02206

          SSgA Funds Management, Inc. ("Adviser")
          State Street Financial Center
          One Lincoln Street
          Boston, MA 02111

          State Street Bank and Trust Company ("Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent", except not the Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Tax Free Money Market Fund)

          2 Avenue de Lafayette
          Boston, MA 02111

          ALPS Distributors, Inc.
          ALPS Mutual Fund Services, Inc. (Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Tax Free Money Market Fund)
          1290 Broadway
          Suite 1100
          Denver, CO 80203

ITEM 29. MANAGEMENT SERVICES

          Not applicable.

ITEM 30. UNDERTAKINGS

          Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant, State Street Institutional Investment Trust (the "Trust") certifies that it has duly caused this Amendment to the Trust's Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 18th day of July 2007.

                                     STATE STREET INSTITUTIONAL INVESTMENT TRUST


                                     By: /s/ James E. Ross
                                         ---------------------------------------
                                         James E. Ross
                                         President

Pursuant to the requirements of the 1933 Act, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 18th day of July 2007:

Signature                               Title
---------                               -----


/s/ James E. Ross                       Trustee and
-------------------------------------   President (Principal Executive Officer)
James E. Ross



/s/ Gary L. French                      Treasurer (Principal Accounting Officer)
-------------------------------------
Gary L. French


                  *                     Trustee
-------------------------------------
William L. Boyan


                  *                     Trustee
-------------------------------------
Michael F. Holland


                  *                     Trustee
-------------------------------------
Rina K. Spence


                  *                     Trustee
-------------------------------------
Douglas T. Williams

* Attorney-in-fact: /s/ Tim P. Walsh
                    -------------------------------------